Exhibit 99.4 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1221	2026-07-22 06:04	2026-08-17 16:57	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received corrected security instrument. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. - Seller-08/XX/2026 Ready for Review-Please see attached. - Seller-08/XX/2026 Open-The Deed of Trust is Incomplete Provide clarification as to why the Deed of Trust show on the first page the borrower's name as "XXXX", however on the signature page the borrower is signing off on the Deed of Trust on behalf of XXXX LLC, as Texas limited liability company as "XXXX"? Upon receipt of this information, additional documentation maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026 Ready for Review-Please see attached. - Seller-08/XX/2026	Resolved-Received corrected security instrument. - Due Diligence Vendor-08/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397289
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-07-22 07:12	2026-07-24 09:30	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received LOX for credit inquiries - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-LOX for credit inquiries is missing. Missing a letter of explanation for the inquiries on the credit report. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received LOX for credit inquiries - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397791
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1294	2026-07-22 07:00	2026-07-24 09:30	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-Received verification of HOA dues for 3c - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 3 Months Income Verified is Missing Missing proof of the HOA of $700/ month for Property 3 (3c). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA dues for 3c - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397663
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1295	2026-07-22 07:00	2026-07-24 09:30	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 4 Months Income Verified is Missing	Resolved-Received verification of HOA dues for 3d - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 4 Months Income Verified is Missing Missing proof of the HOA of $45.42/ month for Property 4 (3d). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA dues for 3d - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397664
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1296	2026-07-22 07:00	2026-07-24 09:30	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Resolved-Received verification of HOA dues 3e - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 5 Months Income Verified is Missing Missing proof of the HOA of $45.42/ month for Property 5 (3e). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA dues 3e - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397665
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1297	2026-07-22 07:00	2026-07-24 09:30	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 6 Months Income Verified is Missing	Resolved-Received verification of HOA dues for 3g unit#XXXX - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 6 Months Income Verified is Missing Missing proof of the HOA of $349/ month for Property 6 (3f). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA dues for 3g unit#101 - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397666
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-07-22 07:00	2026-07-24 09:28	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached confirming the property 3a has no HOA dues. - Seller-07/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the HOA of $100/ month for Property 1 (3a). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached confirming the property 3a has no HOA dues. - Seller-07/XX/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10397671
218	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0177	2026-07-22 09:06	2026-07-22 13:31	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Confirmed that guidelines do not require if no rental income being used in qualifying - Due Diligence Vendor-07/XX/2026 Ready for Review-We respectfully disagree. Rental income was not used for qualification; therefore it is not required. - Seller-07/XX/2026 Open-Missing Third Party Market Rent Source - Due Diligence Vendor-07/XX/2026	Ready for Review-We respectfully disagree. Rental income was not used for qualification; therefore it is not required. - Seller-07/XX/2026	Resolved-Confirmed that guidelines do not require if no rental income being used in qualifying - Due Diligence Vendor-07/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 702 Required is 660 Borrower has 702 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 22.34 Required is 50 Borrower has 22.34			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10399380
216	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1297	2026-07-22 12:24	2026-07-24 11:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 6 Months Income Verified is Missing	Resolved-Received verification of HOA Dues for REO 3f - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 6 Months Income Verified is Missing Missing proof of the monthly HOA for Property 6 (3f). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA Dues for REO 3f - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 702 Required is 680 Borrower has 702 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.35		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10406062
216	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1296	2026-07-22 12:24	2026-07-24 11:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Resolved-Received verification of HOA Dues for REO 3e - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 5 Months Income Verified is Missing Missing proof of the monthly HOA for Property 5 (3e). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA Dues for REO 3e - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 702 Required is 680 Borrower has 702 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.35		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10406061
216	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1295	2026-07-22 12:24	2026-07-24 11:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 4 Months Income Verified is Missing	Resolved-Received verification of HOA Dues for REO 3d - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 4 Months Income Verified is Missing Missing proof of the monthly HOA for Property 4 (3d). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA Dues for REO 3d - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 702 Required is 680 Borrower has 702 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.35		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10406060
216	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1294	2026-07-22 12:24	2026-07-24 11:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-Received verification of HOA Dues for REO 3c - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Income 3 Months Income Verified is Missing Missing proof of the monthly HOA for Property 3 (3c). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received verification of HOA Dues for REO 3c - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 702 Required is 680 Borrower has 702 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.35		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10406059
273	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2026-07-21 17:51	2026-09-09 09:58	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-After further review, the property was not listed in the last year. The borrower owned the home since XXXX and transferred the property to an LLC in XXXX. The property was never listed for sale. - Due Diligence Vendor-09/XX/2026
Ready for Review-Disagree: The 90-day listing rule applies only to listings by the current borrower, whereas this listing belonged to the previous seller prior to the recent purchase. Because ownership has transferred via an arms-length sale and the listing is closed, the seasoning restriction is not triggered and no exception is required. - Seller-09/XX/2026
																							Open-The loan does not meet guidelines since per guidelines, properties listed within 90 days of application require a one- year prepayment penalty is required. This loan can not have a prepayment penalty per state requirements. - Due Diligence Vendor-07/XX/2026	Ready for Review-Disagree: The 90-day listing rule applies only to listings by the current borrower, whereas this listing belonged to the previous seller prior to the recent purchase. Because ownership has transferred via an arms-length sale and the listing is closed, the seasoning restriction is not triggered and no exception is required. - Seller-09/XX/2026	Resolved-After further review, the property was not listed in the last year. The borrower owned the home since XXXX and transferred the property to an LLC in XXXX. The property was never listed for sale. - Due Diligence Vendor-09/09/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. The Min DSCR % is is 0.8 Borrower has 1.017. Required is 0.8 Borrower has 1.017 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 752 Required is 700 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10389148
273	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-07-21 17:16	2026-08-28 10:28	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received addendum to the appraisal where the appraisal states the pool has no contributing value in its current condition. Appraiser also states the subject property, including the swimming pool, is free of any undisclosed health, safety, structural, environmental, or other hazardous conditions that could adversely affect the property's marketability or value. Received photo supporting the pool has a fence surrounding the pool. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See the attached photo evidencing that the pool is fenced off. The non-operational pool has been secured with a safety fence and assigned zero contributory value. As documented by the appraiser, it poses no health, safety, or environmental hazards, and therefore carries no material impact or liability for the property. Please clear finding. - Seller-08/XX/2026
Counter-Received rebuttal.  Missing confirmation pool has been covered and secured along with pictures for confirmation or Individually fenced and secured or filled in working order. - Due Diligence Vendor-08/XX/2026
Ready for Review-Disagree: As evidenced in the photos, the pool is completely fenced off with a covered liner. As previously stated by the appraiser, it gives no contributory value and does not pose a health or safety issue. Please clear finding. - Seller-08/XX/2026
Counter-Received Lender Rebuttal.  Missing Appraiser's confirmation pool has been covered and secured along with pictures for confirmation or Individually fenced and secured or filled in working order.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Disagree. See attached Appraisal Addendum which states that the pool exhibits deferred maintenance and the subject property, including the swimming pool, is free of any undisclosed health, safety, structural, environmental, or other hazardous conditions that could adversely affect the property's marketability or value.  - Seller-07/XX/2026
Open-Property Issues are identified for the property The Appraisal photos indicate a built in pool that is empty and a liner that is no longer attached, this is a health and safety concern. There is another photo (that is not part of the appraisal) now with a fence around the pool, but there is not write up or certification to confirm when the fence was around the empty pool and who took the photo. FNMA states an empty pool must be securely fenced or covered, and the underlying pool equipment must remain operable. Upon receipt of information additional conditions maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See the attached photo evidencing that the pool is fenced off. The non-operational pool has been secured with a safety fence and assigned zero contributory value. As documented by the appraiser, it poses no health, safety, or environmental hazards, and therefore carries no material impact or liability for the property. Please clear finding. - Seller-08/XX/2026

 Ready for Review-Disagree: As evidenced in the photos, the pool is completely fenced off with a covered liner. As previously stated by the appraiser, it gives no contributory value and does not pose a health or safety issue. Please clear finding. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Disagree. See attached Appraisal Addendum which states that the pool exhibits deferred maintenance and the subject property, including the swimming pool, is free of any undisclosed health, safety, structural, environmental, or other hazardous conditions that could adversely affect the property's marketability or value.  - Seller-07/XX/2026

																									Resolved-Received addendum to the appraisal where the appraisal states the pool has no contributing value in its current condition. Appraiser also states the subject property, including the swimming pool, is free of any undisclosed health, safety, structural, environmental, or other hazardous conditions that could adversely affect the property's marketability or value. Received photo supporting the pool has a fence surrounding the pool. - Due Diligence Vendor-08/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. The Min DSCR % is is 0.8 Borrower has 1.017. Required is 0.8 Borrower has 1.017 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 752 Required is 700 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10388450
273	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0210	2026-07-21 16:54	2026-07-22 14:34	Waived	2 - Non-Material	C	B	Credit	Eligibility	NJ Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-07/XX/2026 Open-Per NJ Department of Banking & Insurance N.J.S.A 46:10B-2 a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under NJ Law, a prepayment penalty is not permitted to be charged to an LLC. Per NJ Department of Banking & Insurance N.J/XX/A 46: 10B-2, a prepayment may only be applied to corporations, C-Corp and S-Corp specifically. Under NJ Law a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-07/XX/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-07/22/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. The Min DSCR % is is 0.8 Borrower has 1.017. Required is 0.8 Borrower has 1.017 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 752 Required is 700 Borrower has 752			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	10388172
223	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1201	2026-07-22 09:16	2026-07-24 11:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the Final DV Report dated 7-xx-26 - Seller-07/XX/2026 Open-Missing Third Party Fraud Report Provide missing Fraud Report. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV Report dated 7-xx-26 - Seller-07/XX/2026	Resolved-Received Fraud Report - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 716 Long term residence - Borrowers resided at primary residence for 10.5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	KS	Primary Residence	Purchase	NA	N/A	N/A	10399586
223	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-07-22 09:15	2026-07-24 11:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received UDM - No new inquiries - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the Final DV Report dated 7-xx-26. - Seller-07/XX/2026 Open-Borrower 1 Gap Credit Report is Missing Provide missing Gap Report dated within 10 days of closing date. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV Report dated 7-XX-26. - Seller-07/XX/2026	Resolved-Received UDM - No new inquiries - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 716 Long term residence - Borrowers resided at primary residence for 10.5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	KS	Primary Residence	Purchase	NA	N/A	N/A	10399572
263	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-22 14:32	2026-07-22 14:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026 Open-Audited LTV of 75% exceeds Guideline LTV of 70% Exception to allow mandatory membership to third party owned recreational facilities, 5% reduction for STR. Exception approved to 75% LTV. - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/22/2026	Months Reserves exceed minimum required - Min 6, actual 18.22 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 794	Fico score is at least 20 pts above minimum for program 0x30x24 Reserves 3+ months above minimum required		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	Originator Post-Close	Yes	10409790
226	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1509	2026-07-22 10:51	2026-07-30 15:28	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Prepayment Penalty Addendum was provided. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. See attached Prepayment Penalty Addendum - Seller-07/XX/2026 Open-There are Issues Present on the Note that must be addressed. Missing attached Prepayment Penalty Addendum - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached Prepayment Penalty Addendum - Seller-07/XX/2026	Resolved-Prepayment Penalty Addendum was provided. - Due Diligence Vendor-07/30/2026	Months Reserves exceed minimum required - MIn 12, actual 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10401695
226	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2026-07-23 18:06	2026-07-24 11:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026 Open-EXCEPTION: proceed with sub market score of 59 vs. 60 for XXXX. Exception approval in loan file - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/24/2026	Months Reserves exceed minimum required - MIn 12, actual 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728	DSCR% greater than 1.20 Qualifying FICO score is at least 20 points above minimum for program.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	Originator Post-Close	Yes	10438352
226	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-23 11:25	2026-07-24 11:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026 Open-Audited LTV of 75% exceeds Guideline LTV of 70% Approved EXCEPTION: Seeking exception to stay at 75% ltv for an str and a fthb. Exception approval in loan file - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/24/2026	Months Reserves exceed minimum required - MIn 12, actual 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728	DSCR ratio is greater than 1.20 credit is 20 points above min		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	Originator Post-Close	Yes	10428142
212	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AR	Investment	Refinance	Cash Out - Other
230	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1181	2026-07-23 15:39	2026-07-30 09:09	Resolved	1 - Information	C	A	Credit	Insurance	Subject loan is in Flood Zone and Notice of Special Flood Hazard Disclosure Not Completed	Resolved-Proof the flood disclosure was provided to the borrower has been provided. - Due Diligence Vendor-07/XX/2026
Counter-Reviewed email within XXXX and the attachment states Flood Certificate not Flood Disclosure, finding remains - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The subject loan was a Lend to LLC transaction. Per XXXX Lend to LLC process, only the following documents are included in the closing package: GoDocs package, Closing Instructions, Closing Disclosure, Commercial Loan Application. No other disclosures are sent with these transactions, including the Flood Hazard Disclosure. . Please see E-mail confirmation from XXXX showing the Flood Cert was sent to the borrower on 6/XX/2026. - Seller-07/XX/2026
Counter-Received Notice of Special Flood Hazard Disclosure, however disclosure is not executed.  Original finding remains.   - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
																							Open-Subject Property is in Flood Zone AE but Notice of Special Flood Hazard Disclosure was not provided Missing signed - Notice of Special Flood Hazard Disclosure - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The subject loan was a Lend to LLC transaction. Per XXXX Lend to LLC process, only the following documents are included in the closing package: GoDocs package, Closing Instructions, Closing Disclosure, Commercial Loan Application. No other disclosures are sent with these transactions, including the Flood Hazard Disclosure. . Please see E-mail confirmation from XXXX showing the Flood Cert was sent to the borrower on 6/XX/2026. - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Proof the flood disclosure was provided to the borrower has been provided. - Due Diligence Vendor-07/30/2026	On time mortgage history exceeds guideline requirement - Needs 12, has 42 on primary residence. Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	10435925
254	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1292	2026-07-27 10:55	2026-08-21 16:52	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Resolved-Received missing Statements. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Attached are Business Bank statements from Feb 26 to April 26. - Seller-08/XX/2026 Open-Income 1 Months Income Verified is Missing - Missing Feb - April 2026 bank Statements. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached are Business Bank statements from Feb 26 to April 26. - Seller-08/XX/2026	Resolved-Received missing Statements. - Due Diligence Vendor-08/21/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.98 Required is 50 Borrower has 44.98 Months Reserves exceed minimum required - The Borrower has 17.37 months in reserves; guideline requires 6 months. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 744. Required is 700 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10469200
254	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-23 17:33	2026-07-27 10:58	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted to allow 85% LTV on 2-4 unit property, Non-material waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026 Open-Audited LTV of 85% exceeds Guideline LTV of 80% .EXCEPTION: Want an exception for 85 LTV. Guideline: Current program is maxed at 80 LTV. 2 to 4 unit Property. - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted to allow 85% LTV on 2-4 unit property, Non-material waiver applied with comp factors. - Due Diligence Vendor-07/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.98 Required is 50 Borrower has 44.98 Months Reserves exceed minimum required - The Borrower has 17.37 months in reserves; guideline requires 6 months. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 744. Required is 700 Borrower has 744	5+ years same employment 24+ months of clean credit 6 Years on the Job		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA	Originator Post-Close	Yes	10437969
229	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-24 06:21	2026-07-30 09:05	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Primary housing payment is only in the spouses name, who is on the loan. Housing history has been provided. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The documents referenced were already delivered with the loan file. See attached again. - Seller-07/XX/2026
Counter-Review did not receive noted document upload-please re upload.  Fraud report reflects property purchased  06/XX/2002, owned jointly with spouse and last document recorded consisting on a modification agreement dated 04/XX/2011. XXXX mortgage statement reflects statement addressed to spouse.
 - Due Diligence Vendor-07/XX/2026
Ready for Review-The borrower is living rent free with his wife. The primary residence is in the name of the borrower's spouse and evidence of the mortgage payments are on the XXXX statements.  - Seller-07/XX/2026
																							Open-Housing History Does Not Meet Guideline Requirements Clarify if the borrower currently or has owned any property. Based on the 1003, he currently rents however on the credit report is a Home Improvement/ Mortgage with XXXX as well as the payment history from the borrower's XXXX account. Upon receipt of clarification, additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The documents referenced were already delivered with the loan file. See attached again. - Seller-07/XX/2026 Ready for Review-The borrower is living rent free with his wife. The primary residence is in the name of the borrower's spouse and evidence of the mortgage payments are on the XXXX statements. - Seller-07/XX/2026	Resolved-Primary housing payment is only in the spouses name, who is on the loan. Housing history has been provided. - Due Diligence Vendor-07/30/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0 Borrower has 1.068. Required is 0 Borrower has 1.068 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 807 Required is 680 Borrower has 807 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10445416
229	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-07-24 06:44	2026-07-29 12:26	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Final Alta statement signed by buyer Borrower and spouse, seller and settlement agent. - Due Diligence Vendor-07/XX/2026 Ready for Review-Please see attached. - Seller-07/XX/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Please see attached. - Seller-07/XX/2026	Resolved-Received Final Alta statement signed by buyer Borrower and spouse, seller and settlement agent. - Due Diligence Vendor-07/29/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0 Borrower has 1.068. Required is 0 Borrower has 1.068 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 807 Required is 680 Borrower has 807 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10445633
255	XXXX	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1506	2026-07-24 16:49	2026-07-30 17:23	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received complete 12 month housing history - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Responded the following to the cited issue:  Since the borrower acquired the subject property in XXXX, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX mortgage rating reflected on the credit report, along with the credit supplement included in the loan file, documenting the mortgage payment history from October 2025 through June 2026, which was sufficient to satisfy the requirement.
Because the borrower did not have a full 12-month mortgage history, the loan file also included a rent-free letter confirming that, prior to purchasing the subject property, she had resided rent-free at XXXX, XXXX, CA for the preceding 12 months.
 - Seller-07/XX/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of all conditions ATR/ QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Responded the following to the cited issue: Since the borrower acquired the subject property in October 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX mortgage rating reflected on the credit report, along with the credit supplement included in the loan file, documenting the mortgage payment history from October 2025 through June 2026, which was sufficient to satisfy the requirement.
Because the borrower did not have a full 12-month mortgage history, the loan file also included a rent-free letter confirming that, prior to purchasing the subject property, she had resided rent-free at XXXX, XXXX, CA for the preceding 12 months.
 - Seller-07/XX/2026

																									Resolved-Received complete 12 month housing history - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.68 Required is 50 Borrower has 28.68		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10459276
255	XXXX	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-07-24 16:35	2026-07-30 17:20	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received rent free letter completing 12 month housing history - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Since the borrower acquired the subject property in October 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX mortgage rating reflected on the credit report, along with the credit supplement included in the loan file, documenting the mortgage payment history from October 2025 through June 2026, which was sufficient to satisfy the requirement.
Because the borrower did not have a full 12-month mortgage history, the loan file also included a rent-free letter confirming that, prior to purchasing the subject property, she had resided rent-free at XXXX, XXXX, CA for the preceding 12 months.
 - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing a complete 12 month housing history. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Since the borrower acquired the subject property in October 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX mortgage rating reflected on the credit report, along with the credit supplement included in the loan file, documenting the mortgage payment history from October 2025 through June 2026, which was sufficient to satisfy the requirement.
Because the borrower did not have a full 12-month mortgage history, the loan file also included a rent-free letter confirming that, prior to purchasing the subject property, she had resided rent-free at XXXX, XXXX, CA for the preceding 12 months.
 - Seller-07/XX/2026

																									Resolved-Received rent free letter completing 12 month housing history - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.68 Required is 50 Borrower has 28.68		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10459052
255	XXXX		XXXX	C	B	C	A	B	B	A	A	Closed	FCOM1353	2026-07-24 13:14	2026-07-24 13:57	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/XX/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.68 Required is 50 Borrower has 28.68			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	10454079
243	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MA	Investment	Refinance	Cash Out - Other
250	XXXX	XXXX	C	B	C	A	A	A	B	B	Closed	FCRE1181	2026-07-27 15:48	2026-08-05 10:48	Resolved	1 - Information	C	A	Credit	Insurance	Subject loan is in Flood Zone and Notice of Special Flood Hazard Disclosure Not Completed	Resolved-Special flood notice was provided to the borrower. - Due Diligence Vendor-08/XX/2026
Ready for Review-please escalate with mgmt given that XXXX does not require the notice to be signed.  - Seller-08/XX/2026
Counter-Received rebuttal.  Guidelines are silent regarding compliance requirement of Notice of Special Flood Hazard.  Missing fully executed Notice of Special Flood Hazard.   - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. XXXX only requires that the borrower receive a copy of the Flood Notice; it does not require the borrower to complete or sign the notice. The loan file also contained evidence of flood insurance, demonstrating that the borrower was aware the subject property is located in a flood hazard area.   - Seller-07/XX/2026
																							Open-Subject Property is in Flood Zone VE but Notice of Special Flood Hazard Disclosure was not provided Missing signed Notice of Special Flood Hazard Disclosure Not Completed. - Due Diligence Vendor-07/XX/2026	Ready for Review-please escalate with mgmt given that XXXX does not require the notice to be signed. - Seller-08/XX/2026 Ready for Review-Document Uploaded. XXXX only requires that the borrower receive a copy of the Flood Notice; it does not require the borrower to complete or sign the notice. The loan file also contained evidence of flood insurance, demonstrating that the borrower was aware the subject property is located in a flood hazard area. - Seller-07/XX/2026	Resolved-Special flood notice was provided to the borrower. - Due Diligence Vendor-08/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 703 LTV is less than guideline maximum - Required is 75 Borrower has 67.96		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	10475941
250	XXXX	XXXX	C	B	C	A	A	A	B	B	Closed	FCRE1440	2026-07-27 15:58	2026-08-04 16:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received property report reflecting Property purchased July 2025 as well as lender pay history new loan XXXX with disbursement and first due XXXX and had 1 x30 for May 2026. XXXX housing requires 1x30x12. HH history requirement is met - Due Diligence Vendor-08/XX/2026
Ready for Review-Please escalate the cited issue with mgmt as sufficient documentation was provided to evidence the subject mortgage was paid as agreed.

Document Uploaded. Since the borrower acquired the subject property in July 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX VOM contained a mortgage rating from August 2025 through June 2026, which was sufficient to satisfy the requirement.
 - Seller-08/XX/2026
Counter-Received property profile and payment ledger.  Missing terms of the mortgage to confirm acceptable payment.  Provide VOM or Note.   - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Since the borrower acquired the subject property in July 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX VOM contained a mortgage rating from August 2025 through June 2026, which was sufficient to satisfy the requirement. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing 12 month payment history on subject property mortgage/XXXX. - Due Diligence Vendor-07/XX/2026	Ready for Review-Please escalate the cited issue with mgmt as sufficient documentation was provided to evidence the subject mortgage was paid as agreed.

Document Uploaded. Since the borrower acquired the subject property in July 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX VOM contained a mortgage rating from August 2025 through June 2026, which was sufficient to satisfy the requirement.
 - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Since the borrower acquired the subject property in July 2025, the loan file could not contain a 12-month mortgage payment history. Instead, the XXXX VOM contained a mortgage rating from August 2025 through June 2026, which was sufficient to satisfy the requirement. - Seller-07/XX/2026

																									Resolved-Received property report reflecting Property purchased XXXX as well as lender pay history new loan XXXX with disbursement and first due XXXX and had 1 x30 for May 2026. XXXX housing requires 1x30x12. HH history requirement is met - Due Diligence Vendor-08/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 703 LTV is less than guideline maximum - Required is 75 Borrower has 67.96		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	10476327
250	XXXX		XXXX	C	B	C	A	A	A	B	B	Closed	FPRO9876	2026-07-27 15:37	2026-07-28 09:45	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-07/XX/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-07/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 703 LTV is less than guideline maximum - Required is 75 Borrower has 67.96			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WA	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	10475705
260	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	FCRE9500	2026-07-28 16:24	2026-07-30 15:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-The provided CD reflects both deposits. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Both are on the CD. Please see attached. - Seller-07/XX/2026 Open-Borrower paid 10,000 total in EMD. 5,000.00 to Seller and 5,000.00 to escrow agent. CD only shows 5000 credit for EMD. Both cleared borrower's account 06/XX/2026 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Both are on the CD. Please see attached. - Seller-07/XX/2026	Resolved-The provided CD reflects both deposits. - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 780 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 25.66		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10499812
260	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1510	2026-07-28 10:46	2026-07-30 15:15	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-The Mortgage Document (Deed of Trust) was provided with the legal description. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached Exhibit A legal description - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-The Mortgage Document (Deed of Trust) was provided with the legal description. - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 780 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 25.66		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10490540
260	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-07-28 12:05	2026-07-29 16:10	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with COC for product change and rate update, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The lender credit went from $15312 to $6900.15 due to a program change - this includes a $3 cure- see attached
The lender credit went from $6900.15 to a discount of $530.55 due to a change in rate- this includes a $3 cure- see attached  - Seller-07/XX/2026
																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,312.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $15,312.00 to $3.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $15,309.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $15312 to $6900.15 due to a program change - this includes a $3 cure- see attached The lender credit went from $6900.15 to a discount of $530.55 due to a change in rate- this includes a $3 cure- see attached - Seller-07/XX/2026	Resolved-Received explanation that lender credit decreased with COC for product change and rate update, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/29/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 780 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 25.66		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10492458
261	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-28 13:16	2026-08-20 11:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the use of new matrix, available at time of lock, which allows LTV up to 80% and DTI up to 50.49% for FTHB. - Seller-08/XX/2026 Open-Audited LTV of 80% exceeds Guideline LTV of 70% FTHB without 12 months housing history limited to 70% Max CLTV & 43% DTI - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the use of new matrix, available at time of lock, which allows LTV up to 80% and DTI up to 50.49% for FTHB. - Seller-08/XX/2026	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/20/2026	Months Reserves exceed minimum required - 6 months verified reserves exceeds 3 months required. Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 787 Required is 640 Borrower has 787	* FICO is 20 points > Min Required * 24+ month credit history exceeds minimum required	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	IL	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10495081
261	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1193	2026-07-28 13:16	2026-08-20 11:34	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Waiver applied to non-material finding with comp factor. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the use of new matrix, available at time of lock, which allows LTV up to 80% and DTI up to 50.49% for FTHB. - Seller-08/XX/2026 Open-Audited DTI of 44.76% exceeds Guideline DTI of 43% FTHB without 12 months housing history limited to 70% Max CLTV & 43% DTI - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the use of new matrix, available at time of lock, which allows LTV up to 80% and DTI up to 50.49% for FTHB. - Seller-08/XX/2026	Waived-Waiver applied to non-material finding with comp factor. - Due Diligence Vendor-08/20/2026	Months Reserves exceed minimum required - 6 months verified reserves exceeds 3 months required. Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 787 Required is 640 Borrower has 787	* FICO is 20 points > Min Required * 24+ month credit history exceeds minimum required	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	IL	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10495080
235	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other
221	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
268	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	LA	Investment	Refinance	Cash Out - Other
220	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-07-28 13:48	2026-07-30 13:50	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/XX/2026
																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/30/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 28.90%. Required is 50 Borrower has 28.9 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 750. Required is 680 Borrower has 750			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10496266
234	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-07-28 15:55	2026-07-31 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received SScard, F/B EAD, and TX DL as well as valid passport. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Borrower Citizenship Documentation Is Missing Borrower is a Non Permanent Resident Alien and Citizenship Documentation was not provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received SScard, F/B EAD, and TX DL as well as valid passport. - Due Diligence Vendor-07/31/2026	Months Reserves exceed minimum required - Minm 3, Borrower has 101.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 771		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IA	Investment	Purchase	NA	N/A	N/A	10499246
234	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-07-29 09:02	2026-07-31 13:17	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received revised fraud report last run 7/XX/2026 1000 pass, layered entity added- p9 Loan Participant Analysis. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. - Seller-07/XX/2026 Ready for Review-See attached. - Seller-07/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Please add Borrower's layered LLC and provide updated fraud report search with layered LLC included. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026 Ready for Review-See attached. - Seller-07/XX/2026	Resolved-Received revised fraud report last run 7/XX/2026 1000 pass, layered entity added- p9 Loan Participant Analysis. - Due Diligence Vendor-07/31/2026	Months Reserves exceed minimum required - Minm 3, Borrower has 101.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 771		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IA	Investment	Purchase	NA	N/A	N/A	10510596
246	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other
276	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	PA	Investment	Refinance	Cash Out - Other
233	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-07-29 17:23	2026-08-03 15:02	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received P&L for borrower - Due Diligence Vendor-08/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-07/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing Borr 12mos YTD P&L - Due Diligence Vendor-07/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-07/XX/2026	Resolved-Received P&L for borrower - Due Diligence Vendor-08/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Verified employment history exceeds guidelines - Borrower has been self employed and owned the same business for 6 years and 5 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10522061
233	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1326	2026-07-29 16:57	2026-08-03 14:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Open-Borrower 1 YTD Profit & Loss Missing Missing Borr 12mos YTD Profit & Loss Statement. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-08/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Verified employment history exceeds guidelines - Borrower has been self employed and owned the same business for 6 years and 5 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10521666
233	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-07-29 13:31	2026-07-31 12:54	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with COC for loan amount change, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. There was a program change and loan amount changed causing the credit to decrease from $21k to $10,800- see lock
  - Seller-07/XX/2026
																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,800.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($21,000.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $21,000.00 to $10,800.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $10,200.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2026 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. There was a program change and loan amount changed causing the credit to decrease from $21k to $10,800- see lock - Seller-07/XX/2026	Resolved-Received explanation that lender credit decreased with COC for loan amount change, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Verified employment history exceeds guidelines - Borrower has been self employed and owned the same business for 6 years and 5 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10517215
233	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3635	2026-07-29 13:31	2026-07-31 12:48	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD 07/XX/2026 correcting location of title fes. Finding resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. See attached - fees moved to correct block - Seller-07/XX/2026
																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,360.00) exceed the comparable charges ($3,010.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Payoff Demand and Settlement Fees) increased by $49.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $49.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - fees moved to correct block - Seller-07/XX/2026	Resolved-Received PCCD 07/XX/2026 correcting location of title fes. Finding resolved. - Due Diligence Vendor-07/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Verified employment history exceeds guidelines - Borrower has been self employed and owned the same business for 6 years and 5 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10517219
233	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-07-29 13:31	2026-07-31 12:35	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-07/XX/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Verified employment history exceeds guidelines - Borrower has been self employed and owned the same business for 6 years and 5 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10517213
267	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0053	2026-07-29 11:55	2026-07-31 16:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Rider Missing based on Property Type selected	Resolved-Received PUD Rider - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-07/XX/2026 Open-Rider Missing from DOT screen based on Property Type selected on Property Page. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-07/XX/2026	Resolved-Received PUD Rider - Due Diligence Vendor-07/31/2026	LTV is less than guideline maximum - Required is 70 Borrower has 65 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.053 Required is 0 Borrower has 1.053		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10515122
267	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1227	2026-07-29 11:55	2026-07-31 16:13	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received PUD Rider - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-07/XX/2026 Open-PUD Rider is Missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-07/XX/2026	Resolved-Received PUD Rider - Due Diligence Vendor-07/31/2026	LTV is less than guideline maximum - Required is 70 Borrower has 65 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.053 Required is 0 Borrower has 1.053		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10515120
267	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-07-29 12:39	2026-07-31 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the ACH - Seller-07/XX/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the ACH - Seller-07/XX/2026	Resolved-Received ACH - Due Diligence Vendor-07/31/2026	LTV is less than guideline maximum - Required is 70 Borrower has 65 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.053 Required is 0 Borrower has 1.053		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	10516063
256	XXXX		XXXX	B	A	A	A	A	A	B	A	Closed	FPRO0022	2026-07-29 14:56	2026-07-29 17:05	Resolved	1 - Information	B	A	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Resolved-Public FEMA disaster after appraisal without a PDI or 1004D. FEMA website reflects subject property county was not affected. - Due Diligence Vendor-07/XX/2026 Open-Public FEMA disaster after appraisal without a PDI or 1004D. FEMA website reflects subject property county was not affected. - Due Diligence Vendor-07/XX/2026		Resolved-Public FEMA disaster after appraisal without a PDI or 1004D. FEMA website reflects subject property county was not affected. - Due Diligence Vendor-07/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 726. Required is 700 Borrower has 726 DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.064%. Required is 0.8 Borrower has 1.064			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MO	Investment	Refinance	Cash Out - Other	N/A	N/A	10519284
266	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
213	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE2393	2026-07-29 15:13	2026-08-05 15:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Received HOI for 3a. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached HOI for Prop 3a (XXXX) - Seller-08/XX/2026 Open-Property 3a: Provide HOI statement verifying annual premium. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached HOI for Prop 3a (XXXX) - Seller-08/XX/2026	Resolved-Received HOI for 3a. - Due Diligence Vendor-08/05/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.74 LTV is less than guideline maximum - Required is 70 Borrower has 55		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10519590
242	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-07-31 13:16	2026-08-05 08:46	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------CD XXXX & XXXX is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is 07/XX/2029
																							- Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/05/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.61 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10565743
279	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other
236	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other
222	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-07-29 14:14	2026-08-06 11:06	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow 3 months reserves, waiver applied with comp factors - Due Diligence Vendor-07/XX/2026 Open-Audited Reserves of 3.84 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted to allow 3 months reserves, waiver applied with comp factors - Due Diligence Vendor-07/29/2026	Credit history exceeds minimum required - 0x30x12 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.098 Required is 0 Borrower has 1.098	0x30x12		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	10518362
222	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-07-29 14:06	2026-08-04 11:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received mortgage payment history that matches Note. Housing History Meets Guideline Requirements - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached Payment History w/Note, and Mortgage Statement for Subject Property. - Seller-07/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject property lien. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached Payment History w/Note, and Mortgage Statement for Subject Property. - Seller-07/XX/2026	Resolved-Received mortgage payment history that matches Note. Housing History Meets Guideline Requirements - Due Diligence Vendor-08/04/2026	Credit history exceeds minimum required - 0x30x12 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.098 Required is 0 Borrower has 1.098		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	10518185
252	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE9488	2026-09-14 17:24	2026-09-28 10:10	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Received auto insurance policy confirming the borrower is occupying the subject. - Due Diligence Vendor-09/XX/2026 Ready for Review-Document Uploaded. Please see the attached auto insurance policy - Seller-09/XX/2026 Open-*NEW* Provide evidence borrower is residing in subject as primary residence, with no impact to current employment located in XXXX Borrower purchase another residence, of higher value, undisclosed and notes purchased for family member. - Due Diligence Vendor-09/XX/2026	Ready for Review-Document Uploaded. Please see the attached auto insurance policy - Seller-09/XX/2026	Resolved-Received auto insurance policy confirming the borrower is occupying the subject. - Due Diligence Vendor-09/28/2026	Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.45 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 794		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	11375159
252	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-07-30 17:57	2026-09-14 17:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received revised 1008/1003, mortgage statement and LOE reflecting purchased for family member. - Due Diligence Vendor-09/XX/2026
Ready for Review-The borrower has provided the mortgage statement for XXXX with XXXX, which reflects a monthly payment of $XXXX. The mortgage is impounded, and the amount being collected is sufficient to cover the required taxes and insurance (T&I), as outlined below:
• Property Purchase Price: $XXXX × 1.25% ÷ 12 = $XXXX
• Homeowners Insurance (HOI): $103.83
• Total Monthly Impound: $1,509.04
Per the Letter of Explanation (LOE) in the loan file, the borrower purchased the subject property for his daughter. However, since the borrower is making the full monthly mortgage payment, the entire liability has been included in the borrower’s DTI calculation. Even with the full liability included, the loan remains within the applicable guideline tolerance.
 - Seller-09/XX/2026
Ready for Review-Document Uploaded. The borrower has provided the mortgage statement for XXXX with XXXX, which reflects a monthly payment of $XXXX. The mortgage is impounded, and the amount being collected is sufficient to cover the required taxes and insurance (T&I), as outlined below:
• Property Purchase Price: $XXXX × 1.25% ÷ 12 = $XXXX
• Homeowners Insurance (HOI): $103.83
• Total Monthly Impound: $1,509.04
Per the Letter of Explanation (LOE) in the loan file, the borrower purchased the subject property for his daughter. However, since the borrower is making the full monthly mortgage payment, the entire liability has been included in the borrower’s DTI calculation. Even with the full liability included, the loan remains within the applicable guideline tolerance.
 - Seller-09/XX/2026
Counter-Received Gap Credit which disclosed a new mortgage. Please provide Note, Taxes, Ins or Mortgage statement, Taxes and Ins as well as HOA dues if any, if not borrower to provide LOX. Is the property a Primary, 2nd home or Investment? - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The gap report identified a new mortgage with XXXX Mortgage, loan XXXX, that was not disclosed by the borrower.

The undisclosed property has been included in the borrower’s liabilities with a monthly mortgage payment of $XXXX. Property taxes were calculated at 1.25% of the purchase price of $XXXX, resulting in a monthly tax liability of $XXXX. Homeowners insurance was calculated at 0.30% of the purchase price, resulting in a monthly HOI liability of $XXXX. The total monthly PITIA for the property is $10,430.46.

After including the above liability in the borrower’s debt-to-income ratios, the final DTI is 34.606%, which remains within the applicable tolerance. See the attached updated 1003 and 1008.
 - Seller-08/XX/2026
Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-07/XX/2026	Ready for Review-The borrower has provided the mortgage statement for XXXX with XXXX, which reflects a monthly payment of $XXXX. The mortgage is impounded, and the amount being collected is sufficient to cover the required taxes and insurance (T&I), as outlined below:
• Property Purchase Price: $XXXX × 1.25% ÷ 12 = $XXXX
• Homeowners Insurance (HOI): $103.83
• Total Monthly Impound: $1,509.04
Per the Letter of Explanation (LOE) in the loan file, the borrower purchased the subject property for his daughter. However, since the borrower is making the full monthly mortgage payment, the entire liability has been included in the borrower’s DTI calculation. Even with the full liability included, the loan remains within the applicable guideline tolerance.
 - Seller-09/XX/2026

 Ready for Review-Document Uploaded. The borrower has provided the mortgage statement for XXXX with XXXX, which reflects a monthly payment of $XXXX. The mortgage is impounded, and the amount being collected is sufficient to cover the required taxes and insurance (T&I), as outlined below:
• Property Purchase Price: $XXXX × 1.25% ÷ 12 = $XXXX
• Homeowners Insurance (HOI): $103.83
• Total Monthly Impound: $1,509.04
Per the Letter of Explanation (LOE) in the loan file, the borrower purchased the subject property for his daughter. However, since the borrower is making the full monthly mortgage payment, the entire liability has been included in the borrower’s DTI calculation. Even with the full liability included, the loan remains within the applicable guideline tolerance.
 - Seller-09/XX/2026

 Ready for Review-Document Uploaded. The gap report identified a new mortgage with XXXX Mortgage, loan XXXX, that was not disclosed by the borrower.

The undisclosed property has been included in the borrower’s liabilities with a monthly mortgage payment of $XXXX. Property taxes were calculated at 1.25% of the purchase price of $XXXX, resulting in a monthly tax liability of $XXXX. Homeowners insurance was calculated at 0.30% of the purchase price, resulting in a monthly HOI liability of $XXXX. The total monthly PITIA for the property is $10,430.46.

After including the above liability in the borrower’s debt-to-income ratios, the final DTI is 34.606%, which remains within the applicable tolerance. See the attached updated 1003 and 1008.
 - Seller-08/XX/2026

																									Resolved-Received revised 1008/1003, mortgage statement and LOE reflecting purchased for family member. - Due Diligence Vendor-09/14/2026	Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.45 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 794		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10547170
282	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0200	2026-07-30 14:03	2026-08-25 12:35	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received CD for refi of primary address to close 8/XX. payment amount is much less than the amount used for qualifying - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The finding is addressed. There is a simultaneous refinance, XXXX Loan XXXX, secured by the borrower’s primary residence associated with Property 3a. The refinance has been pursued but has not yet closed. The estimated closing date is 08/XX/2026.

The loan was approved with a total primary residence expense of $31,931.32. This amount is higher than the $31,774.28 total primary expense reflected on the estimated Closing Disclosure. Therefore, the approved file reflects a more conservative expense amount than the current estimated CD.

As the simultaneous refinance remains pending and has not closed as of the date of this response, the draft/estimated CD should not be interpreted as evidence that the loan had already closed. The applicable primary residence expense was already accounted for in the loan approval. - Seller-08/XX/2026
Open-Property 3a: Provide clarification if there is a simultaneous refi XXXX loan XXXX on primary resident with docs to support new loan terms and escrows. (File contained draft CD, but it was unclear from docs in file if loan was pursued). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is addressed. There is a simultaneous refinance, XXXX Loan XXXX, secured by the borrower’s primary residence associated with Property 3a. The refinance has been pursued but has not yet closed. The estimated closing date is 08/XX/2026.

The loan was approved with a total primary residence expense of $31,931.32. This amount is higher than the $31,774.28 total primary expense reflected on the estimated Closing Disclosure. Therefore, the approved file reflects a more conservative expense amount than the current estimated CD.

As the simultaneous refinance remains pending and has not closed as of the date of this response, the draft/estimated CD should not be interpreted as evidence that the loan had already closed. The applicable primary residence expense was already accounted for in the loan approval. - Seller-08/XX/2026

																									Resolved-Received CD for refi of primary address to close 8/xx. payment amount is much less than the amount used for qualifying - Due Diligence Vendor-08/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.79 LTV is less than guideline maximum - Required is 70 Borrower has 59.08 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	10542266
282	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7748	2026-07-31 15:57	2026-08-25 12:29	Resolved	1 - Information	C	A	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Resolved-Received updated 1008 and 1003, LTV has been adjusted due to correction of appraised value - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Attached are the PC 1003 and PC 1008 showing AV of $XXXX and LTV of 59.084%. - Seller-08/XX/2026 Open-1008 and approval reflects LTV 50% and qualifying value of $XXXX. This does not match appraised value $XXXX. Provide documentation to support LTV 50% and value $XXXX or require an updated 1008 with qualifying LTV and value. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached are the PC 1003 and PC 1008 showing AV of $XXXX and LTV of 59.084%. - Seller-08/XX/2026	Resolved-Received updated 1008 and 1003, LTV has been adjusted due to correction of appraised value - Due Diligence Vendor-08/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.79 LTV is less than guideline maximum - Required is 70 Borrower has 59.08 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	10569506
282	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-07-30 13:08	2026-08-03 13:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received HOI, EMAIL, and Receipt confirming Balance $3704.17 paid on CD. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. This is a cash-out refinance of an investment property. The hazard insurance policy provided evidences active coverage for the policy period of December 9, 2025 through December 9, 2026.

While the declarations page does not separately disclose the annual premium, the insurance invoice included in the loan file reflects an annual premium of $12,397.73 and a paid-to-date amount of $7,767.50. Accordingly, the loan file contains documentation evidencing both the required insurance coverage and the annual premium.

Based on the documentation provided, the finding is respectfully disputed. - Seller-07/XX/2026
Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Provide HO6 policy with annual premium disclosed. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. This is a cash-out refinance of an investment property. The hazard insurance policy provided evidences active coverage for the policy period of December 9, 2025 through December 9, 2026.

While the declarations page does not separately disclose the annual premium, the insurance invoice included in the loan file reflects an annual premium of $12,397.73 and a paid-to-date amount of $7,767.50. Accordingly, the loan file contains documentation evidencing both the required insurance coverage and the annual premium.

Based on the documentation provided, the finding is respectfully disputed. - Seller-07/XX/2026

																									Resolved-Received HOI, EMAIL, and Receipt confirming Balance $3704.17 paid on CD. - Due Diligence Vendor-08/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.79 LTV is less than guideline maximum - Required is 70 Borrower has 59.08 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	10540713
241	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NC	Primary Residence	Purchase	NA
239	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TN	Investment	Refinance	Cash Out - Other
211	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	No Cash Out - Borrower Initiated
231	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8000	2026-08-03 16:08	2026-08-12 17:55	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 1: HOA documentation missing	Resolved-Received HOA verification. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see XXXX HOA FEE. - Seller-08/XX/2026 Open-Missing verification of HOA fees for the subject property. Per 1003 and CD reflect HOA. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see XXXX HOA FEE. - Seller-08/XX/2026	Resolved-Received HOA verification. - Due Diligence Vendor-08/12/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 Guideline LTV is less than guideline maximum - Required is 75 Borrower has 68.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10603187
231	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0140	2026-08-03 16:18	2026-08-07 15:27	Resolved	1 - Information	C	A	Credit	Eligibility	DSCR loan does not meet program guidelines	Resolved-Received confirmation subject is vacant and meets guideline 3.5. - Due Diligence Vendor-08/XX/2026
Ready for Review-We kindly disagree guidelines only require lease, security deposit and 1st month rent if using rents higher than marker rent. We note underwriting used market rent so no additional items needed.  - Seller-08/XX/2026
																							Open-Missing lease agreement and property is vacant. Per GL 3.3; If the property is vacant, the borrower may bring in a new tenant and use the new lease to qualify at up to 120% of the Form 1007/1025 market rent, with the security deposit and first month's rent documented prior to closing. - Due Diligence Vendor-08/XX/2026	Ready for Review-We kindly disagree guidelines only require lease, security deposit and 1st month rent if using rents higher than marker rent. We note underwriting used market rent so no additional items needed. - Seller-08/XX/2026	Resolved-Received confirmation subject is vacant and meets guideline 3.5. - Due Diligence Vendor-08/07/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 Guideline LTV is less than guideline maximum - Required is 75 Borrower has 68.36			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10603423
237	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-07-31 14:25	2026-08-14 13:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received preliminary title reflecting sufficient coverage. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. see the attached title supplement with a coverage amount of $XX - Seller-08/XX/2026 Counter-Received title however no title coverage is shown. Please provide updated title - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. see the attached prelim - Seller-08/XX/2026 Open-Title Document is missing Provide Title Commitment Policy. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached title supplement with a coverage amount of $XX- Seller-08/XX/2026 Ready for Review-Document Uploaded. see the attached prelim - Seller-08/XX/2026	Resolved-Received preliminary title reflecting sufficient coverage. - Due Diligence Vendor-08/14/2026	DSCR % greater than 1.20 - DSCR 1.848, Lender minimum 1.0. greater than 1.20 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 668 Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 10.51m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	HI	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10567429
237	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1181	2026-07-31 14:43	2026-08-05 15:26	Resolved	1 - Information	C	A	Credit	Insurance	Subject loan is in Flood Zone and Notice of Special Flood Hazard Disclosure Not Completed	Resolved-Flood Insurance is provided by the Condo Association - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. XXXX does not require the borrower to sign the Special Flood Hazard Disclosure. The condominium project maintains flood insurance coverage; therefore, the subject property is covered under the project's policy. - Seller-08/XX/2026 Open-Subject Property is in Flood Zone AE but Notice of Special Flood Hazard Disclosure was not provided. (signed form not in file) - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. XXXX does not require the borrower to sign the Special Flood Hazard Disclosure. The condominium project maintains flood insurance coverage; therefore, the subject property is covered under the project's policy. - Seller-08/XX/2026	Resolved-Flood Insurance is provided by the Condo Association - Due Diligence Vendor-08/05/2026	DSCR % greater than 1.20 - DSCR 1.848, Lender minimum 1.0. greater than 1.20 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 668 Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 10.51m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	HI	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10567810
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-08-03 09:18	2026-09-08 13:51	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit findings have been resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded.  - Seller-08/XX/2026
Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. Please note borrower was hit for the full payment of $2865.10m therefore, adjusting the housing expense to only taxes, insurance and HOA would just decrease the DTI and strengthen our loan. Can this be cleared. - Seller-08/XX/2026
																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing evidence of TIA for REO 3A as reflected on Final 1003. Borrower is not on note - proof provided. However, no HOI or Tax Bill provided. Mortgage statement reflects escrowed. HOA confirmation email only supports $155.67 monthly. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026 Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. Please note borrower was hit for the full payment of $2865.10m therefore, adjusting the housing expense to only taxes, insurance and HOA would just decrease the DTI and strengthen our loan. Can this be cleared. - Seller-08/XX/2026	Resolved-Credit findings have been resolved. - Due Diligence Vendor-08/12/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10591289
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE6844	2026-08-03 14:35	2026-08-28 11:04	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received PCCD, borrower has sufficient funds to close/reserves. Gift letters provided total $25,000 - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. PLS SEE PCCD AND KINDLY CLEAR THE FINDING. - Seller-08/XX/2026
Counter-Gift and wire receipts provided, however the PCCD was not uploaded.  Please provide the PCCD. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see the attached wire transaction, Gift Letters, and the corrected PCCD.

The $25,000.00 should have been reflected as coming from the Earnest Money Deposit (EMD) and not from Gift Funds.

Please review and update the file accordingly. - Seller-08/XX/2026
Counter-Gift Letter provided, please provide documentation to Support the $25k gift funds reflected on the Final Closing Disclosure is part of the total Gift amount of $122,458.89. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached gift letter  - Seller-08/XX/2026
																							Open-Provide proof of gift given to escrow in the amount of $25,000. Please verify if part of a gift from daughter. Gift letter for $25,000 to be provided if not part of the gifts from daughter. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. PLS SEE PCCD AND KINDLY CLEAR THE FINDING. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see the attached wire transaction, Gift Letters, and the corrected PCCD. The $25,000.00 should have been reflected as coming from the Earnest Money Deposit (EMD) and not from Gift Funds. Please review and update the file accordingly. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see attached gift letter - Seller-08/XX/2026	Resolved-Received PCCD, borrower has sufficient funds to close/reserves. Gift letters provided total $25,000 - Due Diligence Vendor-08/28/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10600675
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-08-03 14:41	2026-08-12 16:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received all required PITIA verification. - Due Diligence Vendor-08/XX/2026
Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. Please note borrower was hit for the full payment of $2865.10m therefore, adjusting the housing expense to only taxes, insurance and HOA would just decrease the DTI and strengthen our loan. Can this be cleared.  - Seller-08/XX/2026
Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. - Seller-08/XX/2026
Counter-Received LOX, copy of note and emails supporting $155.67/mo HOA. Summary report for primary does not reflect property tax due. Condition remains: Refer to original condition and please provide:  no HOI or Tax Bill provided - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see Rent Free Letter and Note for XXXX. - Seller-08/XX/2026
Ready for Review-Document Uploaded. Please see attached HOA and property profile for verification - Seller-08/XX/2026
Open-Missing evidence of TIA for REO 3A as reflected on Final 1003. Borrower is not on note - proof provided. However, no HOI or Tax Bill provided. Mortgage statement reflects escrowed. HOA confirmation email only supports $155.67 monthly. - Due Diligence Vendor-08/XX/2026	Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. Please note borrower was hit for the full payment of $2865.10m therefore, adjusting the housing expense to only taxes, insurance and HOA would just decrease the DTI and strengthen our loan. Can this be cleared. - Seller-08/XX/2026

 Ready for Review-HOI and Tax bill is not required since mortgage is escrowed. Taxes and Insurance is being paid through the mortgage. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Please see Rent Free Letter and Note for XXXX. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Please see attached HOA and property profile for verification - Seller-08/XX/2026

																									Resolved-Received all required PITIA verification. - Due Diligence Vendor-08/12/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10600829
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-07-31 09:52	2026-08-12 12:24	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received delivery of CD, finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See previous condition that was cleared  - Seller-08/XX/2026
Ready for Review-Document Uploaded. See previous condition  - Seller-08/XX/2026
Ready for Review-Document Uploaded. See attached- CD Delivered 7/XX/2026 - Seller-08/XX/2026
																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $9,022.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $8,890.00 (Loan Discount Points Fee) without a valid COC in file. Due to timing must provide evidence of when CD XXXX was received to the borrower. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $8,890.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See previous condition that was cleared - Seller-08/XX/2026 Ready for Review-Document Uploaded. See previous condition - Seller-08/XX/2026 Ready for Review-Document Uploaded. See attached- CD Delivered 7/XX/2026 - Seller-08/XX/2026	Resolved-Received delivery of CD, finding resolved. - Due Diligence Vendor-08/12/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10560150
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-07-31 09:52	2026-08-12 12:16	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received CD receipt, finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached- Showing CD Delivered on 7/XX/2026 - Seller-08/XX/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached- Showing CD Delivered on 7/XX/2026 - Seller-08/XX/2026	Resolved-Received CD receipt, finding resolved. - Due Diligence Vendor-08/12/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10560148
285	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-07-31 09:52	2026-08-12 12:16	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received evidence of borrower acknowledgement, finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Total lender credit was $767 which included a cure of $132

There was a change to the interest rate that was a cost causing the lender credit to decrease to $132 - see attached  - Seller-08/XX/2026
Ready for Review-Document Uploaded. See attached- CD Delivered 7/XX/2026 - Seller-08/XX/2026
																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($132.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($767.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $767.00 to $0.00 without a valid COC in file. Due to timing provide evidence that CD XXXX is signed. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $635.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Total lender credit was $767 which included a cure of $132 There was a change to the interest rate that was a cost causing the lender credit to decrease to $132 - see attached - Seller-08/XX/2026 Ready for Review-Document Uploaded. See attached- CD Delivered 7/XX/2026 - Seller-08/XX/2026	Resolved-Received evidence of borrower acknowledgement, finding resolved. - Due Diligence Vendor-08/12/2026	Guideline LTV is less than guideline maximum - Required is 85 Borrower has 80 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10560149
283	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0184	2026-08-03 13:22	2026-08-07 13:55	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received Cash out Letter - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached LOE for Cash-Out. - Seller-08/XX/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. Provide Missing Cashout Letter. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached LOE for Cash-Out. - Seller-08/XX/2026	Resolved-Received Cash out Letter - Due Diligence Vendor-08/07/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 773. Required is 700 Borrower has 773		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	10598673
248	XXXX		XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-08-03 09:50	2026-08-04 14:50	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-08/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the conditions ATR/ QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-08/XX/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/04/2026	Long term residence - Borrower has resided at current home for over 3+ years. Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10591955
248	XXXX		XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1483	2026-08-03 09:44	2026-08-04 14:49	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Asset 5 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Asset 5 Does Not Meet Guideline Requirements Missing proof that the $75000 Gift was given to the Borrower or to Escrow. Without this Gift the borrower will be short funds to close/ Reserves. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Asset 5 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-08/04/2026	Long term residence - Borrower has resided at current home for over 3+ years. Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10591838
248	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3625	2026-07-31 15:31	2026-08-04 11:02	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 08/XX/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026
																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ----- Credit Report Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 07/XX/2027 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received PCCD 08/03/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/04/2026	Long term residence - Borrower has resided at current home for over 3+ years. Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	NC	Primary Residence	Purchase	NA	N/A	N/A	10568727
253	XXXX	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1198	2026-08-03 13:04	2026-08-25 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received transaction confirming $70,628.49 balance as of 7/XX/26 - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The finding is not supported. The XXXX account ending in XXXX was verified with an updated statement dated 07/XX/2026, which reflects a balance of $70,628.49 on page 15 of 27. This documentation supports the $70,628 balance reported on the Final 1003.

The audit reflects a prior balance of $54,644.46 as of 07/XX/2026; however, the subsequently dated XXXX statement confirms the updated balance of $70,628.49. The Closing Disclosure is dated 07/XX/2026, making the 07/XX/2026 documentation the more recent evidence available prior to closing.

Accordingly, the Final 1003 liability balance is supported by the updated XXXX documentation, and no discrepancy remains. No issues were identified. - Seller-08/XX/2026
Counter-Received 1003.  Audit reflects current balance for xxXXXX dated 7/XX/26 as $54,644.46.  Missing updated printout or statement supporting balance on final 1003 of $70,628. Finding remains - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded.  - Seller-08/XX/2026
Ready for Review-Document Uploaded. The reserve calculation has been reviewed. The Funds to Close Calculator reflects verified liquid assets of $70,628.00. Per the Final Closing Disclosure, the required funds to close were $47,123.22.

The guideline required reserves are calculated as 6 months of reserves totaling $12,485.00. After applying the verified liquid assets toward the funds required to close, the remaining available funds are sufficient to meet the required reserve requirement.

Calculation:

Verified Liquid Assets: $70,628.00
Less Funds to Close: ($47,123.22)
Remaining Available Assets: $23,504.78
Required 6 Months Reserves: $12,485.00

The borrower has sufficient verified liquid assets remaining after closing to satisfy the required 6-month reserve requirement. The audited reserve months calculation did not accurately reflect the available liquid assets remaining after consideration of the final funds to close. - Seller-08/XX/2026
Open-Audited Reserves of 3.61 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The finding is not supported. The XXXX account ending in XXXX was verified with an updated statement dated 07/XX/2026, which reflects a balance of $70,628.49 on page 15 of 27. This documentation supports the $70,628 balance reported on the Final 1003.

The audit reflects a prior balance of $54,644.46 as of 07/XX/2026; however, the subsequently dated XXXX statement confirms the updated balance of $70,628.49. The Closing Disclosure is dated 07/XX/2026, making the 07/XX/2026 documentation the more recent evidence available prior to closing.

Accordingly, the Final 1003 liability balance is supported by the updated XXXX documentation, and no discrepancy remains. No issues were identified. - Seller-08/XX/2026
 Ready for Review-Document Uploaded.  - Seller-08/XX/2026
 Ready for Review-Document Uploaded. The reserve calculation has been reviewed. The Funds to Close Calculator reflects verified liquid assets of $70,628.00. Per the Final Closing Disclosure, the required funds to close were $47,123.22.

The guideline required reserves are calculated as 6 months of reserves totaling $12,485.00. After applying the verified liquid assets toward the funds required to close, the remaining available funds are sufficient to meet the required reserve requirement.

Calculation:

Verified Liquid Assets: $70,628.00
Less Funds to Close: ($47,123.22)
Remaining Available Assets: $23,504.78
Required 6 Months Reserves: $12,485.00

The borrower has sufficient verified liquid assets remaining after closing to satisfy the required 6-month reserve requirement. The audited reserve months calculation did not accurately reflect the available liquid assets remaining after consideration of the final funds to close. - Seller-08/XX/2026
																									Resolved-Received transaction confirming $70,628.49 balance as of 7/24/26 - Due Diligence Vendor-08/25/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10598269
253	XXXX	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE0105	2026-08-03 12:55	2026-08-25 12:50	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received Lender rebuttal and Questionnaire. Review of Guideline confirm California and Florida: Condominiums require an attestation from the HOA regarding required structural inspections. No further documentation is required - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded.  - Seller-08/XX/2026
Ready for Review-HOA attestation per the condo questionnaire states the last Florida inspection was over three years ago and the last inspection did not have any findings related to safety, soundness, structural integrity, and habitability. No deferred maintenance is also confirmed. Non-QM guide only asks us for HOA attestation regarding FL structural inspection . Per 9.11 Condo projects  - California and Florida: Condominiums require an attestation from the HOA regarding required structural inspections. No further documentation is required.  - Seller-08/XX/2026
Open-The file does not contain the required structural engineer report per state law. Missing structural engineer report. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026

 Ready for Review-HOA attestation per the condo questionnaire states the last Florida inspection was over three years ago and the last inspection did not have any findings related to safety, soundness, structural integrity, and habitability. No deferred maintenance is also confirmed. Non-QM guide only asks us for HOA attestation regarding FL structural inspection . Per 9.11 Condo projects  - California and Florida: Condominiums require an attestation from the HOA regarding required structural inspections. No further documentation is required.  - Seller-08/XX/2026

																									Resolved-Received Lender rebuttal and Questionnaire. Review of Guideline confirm California and Florida: Condominiums require an attestation from the HOA regarding required structural inspections. No further documentation is required - Due Diligence Vendor-08/25/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10598096
253	XXXX	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1506	2026-08-03 12:58	2026-08-06 17:13	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Twelve months of bank statements were provided dated 5/XX/2025 through 4/XX/2026. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The TPR finding is not applicable.

Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date for this loan is XXXX.

The business bank statements provided in the loan file cover the period of 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is within 60 days of the application date and satisfies the guideline requirement.

The TPR counter states that the income analysis utilized statements from 07/XX/2025 through 06/XX/2026 and that the 05/XX/2026–05/XX/2026 statement was omitted. However, this is inconsistent with the documentation contained in the loan file. Attached is the Income Calculation Worksheet, which confirms that the income analysis was completed using the 12-month business bank statement period of 05/2025 through 04/2026, not 07/2025 through 06/2026 as referenced in the counter.

Accordingly, the required 12 consecutive months of business bank statements were provided, and the most recent statement complies with the 60-day recency requirement. Therefore, a separate 05/XX/2026–05/XX/2026 business bank statement is not required under the applicable guideline.

Finding should be removed. - Seller-08/XX/2026
Counter-Pending income docs: bank statement loan. XXXX XXXX statements from 07/XX/2025 - 06/XX/2026 however the statement from May 1s, 2026 - May 29,2026 was skipped. Please forward at the earliest.  - Due Diligence Vendor-08/XX/2026
Ready for Review-The TPR finding is not applicable. Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date is XXXX. The business bank statements provided cover 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is dated within 60 days of the application date. The guideline does not require the statement period to extend through the month immediately preceding closing; it only requires the most recent statement to be within 60 days of application. Therefore, the additional 05/XX/2026–05/XX/2026 statement is not required. - Seller-08/XX/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing 5/XX/ thru 5/XX/26 bank statements to complete 12 months history. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The TPR finding is not applicable.

Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date for this loan is XXXX.

The business bank statements provided in the loan file cover the period of 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is within 60 days of the application date and satisfies the guideline requirement.

The TPR counter states that the income analysis utilized statements from 07/XX/2025 through 06/XX/2026 and that the 05/XX/2026–05/XX/2026 statement was omitted. However, this is inconsistent with the documentation contained in the loan file. Attached is the Income Calculation Worksheet, which confirms that the income analysis was completed using the 12-month business bank statement period of 05/2025 through 04/2026, not 07/2025 through 06/2026 as referenced in the counter.

Accordingly, the required 12 consecutive months of business bank statements were provided, and the most recent statement complies with the 60-day recency requirement. Therefore, a separate 05/XX/2026–05/XX/2026 business bank statement is not required under the applicable guideline.

Finding should be removed. - Seller-08/XX/2026
 Ready for Review-The TPR finding is not applicable. Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date is XXXX. The business bank statements provided cover 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is dated within 60 days of the application date. The guideline does not require the statement period to extend through the month immediately preceding closing; it only requires the most recent statement to be within 60 days of application. Therefore, the additional 05/XX/2026–05/XX/2026 statement is not required. - Seller-08/XX/2026
																									Resolved-Twelve months of bank statements were provided dated 5/1/2025 through 4/30/2026. - Due Diligence Vendor-08/06/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10598135
253	XXXX	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE0179	2026-08-03 12:55	2026-08-06 17:08	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received warranty attestation. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The subject property was reviewed and determined to be a warrantable condominium, as reflected on the completed 1008. The Limited Condominium Project Questionnaire for XXXX. was also provided and reviewed as supporting documentation for the warrantability determination.

The completed questionnaire does not reflect any characteristics that would make the project ineligible, including no condotel characteristics, no hotel operations, no rental pool, no litigation, no significant deferred maintenance, no special assessments, and no ownership concentration concerns. The project is reported as fee simple, complete, and controlled by the unit owners.

The condo warrantability determination was documented on the 1008 during underwriting review. Based on the 1008 and supporting Limited Condominium Project Questionnaire, the subject project meets warrantable condominium requirements.

Please reconsider the finding, as the warrantability determination was completed and documented in the loan file. - Seller-08/XX/2026
Open-UW Attestation/Docs stating warrantability are missing. Missing condo underwriter attestation. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The subject property was reviewed and determined to be a warrantable condominium, as reflected on the completed 1008. The Limited Condominium Project Questionnaire for XXXX. was also provided and reviewed as supporting documentation for the warrantability determination.

The completed questionnaire does not reflect any characteristics that would make the project ineligible, including no condotel characteristics, no hotel operations, no rental pool, no litigation, no significant deferred maintenance, no special assessments, and no ownership concentration concerns. The project is reported as fee simple, complete, and controlled by the unit owners.

The condo warrantability determination was documented on the 1008 during underwriting review. Based on the 1008 and supporting Limited Condominium Project Questionnaire, the subject project meets warrantable condominium requirements.

Please reconsider the finding, as the warrantability determination was completed and documented in the loan file. - Seller-08/XX/2026

																									Resolved-Received warranty attestation. - Due Diligence Vendor-08/06/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10598097
253	XXXX	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1342	2026-08-03 15:24	2026-08-06 11:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Resolved-Twelve months of bank statements were provided dated 5/XX/2025 through 4/XX/2026. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The TPR finding is not applicable.

Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date for this loan is XXXX.

The business bank statements provided in the loan file cover the period of 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is within 60 days of the application date and satisfies the guideline requirement.

The TPR counter states that the income analysis utilized statements from 07/XX/2025 through 06/XX/2026 and that the 05/XX/2026–05/XX/2026 statement was omitted. However, this is inconsistent with the documentation contained in the loan file. Attached is the Income Calculation Worksheet, which confirms that the income analysis was completed using the 12-month business bank statement period of 05/2025 through 04/2026, not 07/2025 through 06/2026 as referenced in the counter.

Accordingly, the required 12 consecutive months of business bank statements were provided, and the most recent statement complies with the 60-day recency requirement. Therefore, a separate 05/XX/2026–05/XX/2026 business bank statement is not required under the applicable guideline.

Finding should be removed. - Seller-08/XX/2026
Counter-Received rebuttal, verified the file presents XXXX 3803 statements from 07/XX/2025 - 06/XX/2026 however the statement from May 1s, 2026 - May 29,2026 was skipped. Please forward at the earliest.  - Due Diligence Vendor-08/XX/2026
Ready for Review-The TPR finding is not applicable. Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date.

The application date is XXXX. The business bank statements provided cover 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is dated within 60 days of the application date.

The guideline does not require the statement period to extend through the month immediately preceding closing; it only requires the most recent statement to be within 60 days of application. Therefore, the additional 05/XX/2026–05/XX/2026 statement is not required. - Seller-08/XX/2026
Open-Borrower 1 Business Bank Statements Missing Only provided 11 months of bank statements. missing 5/1-5/XX/26 bank statement. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The TPR finding is not applicable.

Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date. The application date for this loan is XXXX.

The business bank statements provided in the loan file cover the period of 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is within 60 days of the application date and satisfies the guideline requirement.

The TPR counter states that the income analysis utilized statements from 07/XX/2025 through 06/XX/2026 and that the 05/XX/2026–05/XX/2026 statement was omitted. However, this is inconsistent with the documentation contained in the loan file. Attached is the Income Calculation Worksheet, which confirms that the income analysis was completed using the 12-month business bank statement period of 05/2025 through 04/2026, not 07/2025 through 06/2026 as referenced in the counter.

Accordingly, the required 12 consecutive months of business bank statements were provided, and the most recent statement complies with the 60-day recency requirement. Therefore, a separate 05/XX/2026–05/XX/2026 business bank statement is not required under the applicable guideline.

Finding should be removed. - Seller-08/XX/2026

 Ready for Review-The TPR finding is not applicable. Per Section 6.1.1 Business Bank Statements, the most recent business bank statement must be dated within 60 days of the application date.

The application date is XXXX. The business bank statements provided cover 05/XX/2025 through 04/XX/2026, representing 12 consecutive months of business bank statement history. The most recent statement ending 04/XX/2026 is dated within 60 days of the application date.

The guideline does not require the statement period to extend through the month immediately preceding closing; it only requires the most recent statement to be within 60 days of application. Therefore, the additional 05/XX/2026–05/XX/2026 statement is not required. - Seller-08/XX/2026

																									Resolved-Twelve months of bank statements were provided dated 5/1/2025 through 4/30/2026. - Due Diligence Vendor-08/06/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	10601915
253	XXXX		XXXX	D	B	D	A	B	B	A	A	Closed	FCOM1301	2026-07-31 10:36	2026-07-31 11:13	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material findings - Due Diligence Vendor-07/XX/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material findings - Due Diligence Vendor-07/31/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Guideline Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 Guideline LTV is less than guideline maximum - Required is 85 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	Originator Post-Close	No	10561170
244	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1728	2026-07-31 14:10	2026-08-05 14:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved-Received 1007 - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached Form 1007 Comparable Rent Schedule - Seller-08/XX/2026 Open-Missing 1007. Additional conditions may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached Form 1007 Comparable Rent Schedule - Seller-08/XX/2026	Resolved-Received 1007 - Due Diligence Vendor-08/05/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 675 Long term residence - Borrower rents for 29 years. Guideline LTV is less than guideline maximum - Required is 70 Borrower has 64.97		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NC	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10567057
290	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-08-03 09:24	2026-08-05 14:28	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-08/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal description missing from mortgage. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-08/XX/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-08/05/2026	Guideline Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 737. Required is 700 Borrower has 737 DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.384%. Required is 0.8 Borrower has 1.384		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	10591419
227	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
277	XXXX	XXXX	D	B	D	B	C	A	A	A	Closed	finding-47	2026-07-31 11:48	2026-08-05 13:52	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 08/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026
																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received PCCD 08/XX/2026. Finding Resolved. - Due Diligence Vendor-08/05/2026	Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 57.69 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.31		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10563428
277	XXXX		XXXX	D	B	D	B	C	A	A	A	Closed	FCRE7347	2026-08-04 14:49	2026-08-04 14:50	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Lease Agreement	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-08/XX/2026 Open-Exception request to allow cash receipts to use as income in line with the leases provided. Exception approval in loan file. - Due Diligence Vendor-08/XX/2026		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-08/04/2026	Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 57.69 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.31	37% DTI 57% LTV 0x30x24 25 years in the lines of works		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	10623413
245	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0196	2026-08-03 12:59	2026-09-09 17:17	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Received Final Seller CD with correct payoff and evidence of release from XXXX. - Due Diligence Vendor-09/XX/2026
Ready for Review-Document Uploaded. Please see the attached revised settlement statements reflecting the payoff of only one (1) lien.

Also attached is documentation confirming that the first lien with XXXX was paid off prior to closing. Therefore, this lien is not reflected on the final settlement statement. - Seller-09/XX/2026
																							Open-Payoff(s) on the CD/HUD are not reported on Title Report. Final CD/Seller CD does not indicate a payoff that coincides with the Title. Title report reflects 2 Mortgages on the Mortgage Schedule (Mortgage 1 for $XXXX with the Mortgagee XXXX Inc. dated XXXX and Mortgage 2 for $XXXX with the Mortgagee XXXX dated XXXX2. The seller's CD reflects a payoff to XXXX for $XXXX with the seller providing $XXXX of own funds combined with $XXXX from the subject loan. Please provide explanantion for discrepancy between title and the seller's CD. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see the attached revised settlement statements reflecting the payoff of only one (1) lien. Also attached is documentation confirming that the first lien with XXXX was paid off prior to closing. Therefore, this lien is not reflected on the final settlement statement. - Seller-09/XX/2026	Resolved-Received Final Seller CD with correct payoff and evidence of release from XXXX. - Due Diligence Vendor-09/09/2026	Months Reserves exceed minimum required - Minm 12, Borrower has 19.51 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10598149
247	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-08-07 12:58	2026-08-19 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-PITIA verified for both 3b and 3f. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. (1) -REO 3b – XXXX. – Borrower’s Primary Residence
Per the XXXX statement, the monthly impound amount is $1,659.36, with monthly property taxes of $1,371.29. The remaining $288.07 is allocated toward the homeowner’s insurance (HOI).
The additional amount of $6,785.63 reported was due to a clerical error. The attached property profile confirms that XXXX. has only two open liens, both of which have been included in the borrower’s DTI calculations. Therefore, the additional $6,785.63 has been removed from the borrower’s primary housing expense.
(2) - REO 3f – XXXX.
We are providing a copy of the note and escrow account affidavit to support the monthly liability of $16,592.63. This liability has been included in the borrower’s DTI calculations.

With the above updates to the loan file, the final ratios are 9.993% / 38.894% see the provided updated 1008 and 1003.
 - Seller-08/XX/2026
Open-1. REO 3b - Missing documentation of hazard insurance. Audit preliminarily included the lender's amount per the loan application in the DTI calculation.
2. REO 3b - Lender to explain and/or provide documentation for the additional $6,785.63 in the borrower's primary residence housing payment on 1008 that was included in the DTI ratio.
3. REO 3f. - Missing documentation for full PITI(A) - and any applicable rental income. MERS section of the Fraud Report reflects a new loan opened on XXXX with XXXX for $XXXX. Audit was unable to locate any housing payment/rental income for this property, and as a result, the DTI may require recalculation based on documentation provided.
4. Additional conditions may apply, pending review. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. (1) -REO 3b – XXXX. – Borrower’s Primary Residence
Per the XXXX statement, the monthly impound amount is $1,659.36, with monthly property taxes of $1,371.29. The remaining $288.07 is allocated toward the homeowner’s insurance (HOI).
The additional amount of $6,785.63 reported was due to a clerical error. The attached property profile confirms that XXXX. has only two open liens, both of which have been included in the borrower’s DTI calculations. Therefore, the additional $6,785.63 has been removed from the borrower’s primary housing expense.
(2) - REO 3f – XXXX.
We are providing a copy of the note and escrow account affidavit to support the monthly liability of $16,592.63. This liability has been included in the borrower’s DTI calculations.

With the above updates to the loan file, the final ratios are 9.993% / 38.894% see the provided updated 1008 and 1003.
 - Seller-08/XX/2026

																									Resolved-PITIA verified for both 3b and 3f. - Due Diligence Vendor-08/19/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Residual Income =/> 1.5 times $3,500 monthly residual income - Borower has $86,301.32 residual income		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10689894
247	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7009	2026-08-04 22:23	2026-08-13 12:55	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-After further review- HOI policy reflects 100% replacement cost coverage. - Due Diligence Vendor-08/XX/2026
Ready for Review-Please escalate to management for clearance this is given that the insurance policy indicates it covers 100% replacement cost.  - Seller-08/XX/2026
Counter-Dwelling replacement cost per the appraisal is $XXXX. Finding remains. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Per guideline, coverage is required to equal the lesser of the replacement cost estimate provided by the insurer or a third-party source, the estimated replacement cost from a recent appraisal, or the unpaid principal balance of the mortgage(s).

The policy has building replacement cost of $XXXX, the required building coverage is $XXXX. Therefore, the current coverage of $XXXX is sufficient, as it represents 100% of the applicable replacement cost and is less than the $XXXX mortgage balance. - Seller-08/XX/2026
Open-Insufficient Coverage Amount for Insured Subject Property. Dwelling coverage of $XXXX is below the loan amount of $XXXX. Please provide an official Replacement Cost Estimator (RCE) showing $XXXX equals 100% insurable replacement cost, OR increase coverage limit to equal the loan amount. Additional conditions may apply, pending review. - Due Diligence Vendor-08/XX/2026	Ready for Review-Please escalate to management for clearance this is given that the insurance policy indicates it covers 100% replacement cost. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Per guideline, coverage is required to equal the lesser of the replacement cost estimate provided by the insurer or a third-party source, the estimated replacement cost from a recent appraisal, or the unpaid principal balance of the mortgage(s).

The policy has building replacement cost of $XXXX, the required building coverage is $XXXX. Therefore, the current coverage of $XXXX is sufficient, as it represents 100% of the applicable replacement cost and is less than the $XXXX mortgage balance. - Seller-08/XX/2026

																									Resolved-After further review- HOI policy reflects 100% replacement cost coverage. - Due Diligence Vendor-08/13/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Residual Income =/> 1.5 times $3,500 monthly residual income - Borower has $86,301.32 residual income		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10629375
264	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-08-04 16:42	2026-08-13 14:33	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Business entity search provided showing the agent on the LLC. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see the attached Secretary of State printout identifying XXXX as the agent of XXXX LLC.

The loan file also contains a copy of the lease agreement and bank statements showing deposits into the XXXX LLC account.

Based on the documentation provided, the loan file contains sufficient information to resolve the cited issue. - Seller-08/XX/2026
Counter-Received lease agreement and proof of rent and deposits. Lease is signed by XXXX who is not listed as a partial owner of XXXX who is listed as LL. Provide documentation how XXXX is connected to the transaction - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The appraisal indicated that the property was vacant at the time of the inspection.

Given that guidelines allow the use of a lease when the property is vacant. The loan file contains a fully executed lease agreement reflecting monthly rent of $2,000, along with evidence that the first month's rent, security deposit, and prorated rent were received.

Based on this documentation, the loan file did not require the 5% LTV reduction.

 - Seller-08/XX/2026
Open-Audited LTV of 80% exceeds Guideline LTV of 75%. Per XXXX Matrix- Unleased (5% CLTV Reduction for C/O Refinance). - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see the attached Secretary of State printout identifying XXXX as the agent of XXXX LLC.

The loan file also contains a copy of the lease agreement and bank statements showing deposits into the XXXX LLC account.

Based on the documentation provided, the loan file contains sufficient information to resolve the cited issue. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. The appraisal indicated that the property was vacant at the time of the inspection.

Given that guidelines allow the use of a lease when the property is vacant. The loan file contains a fully executed lease agreement reflecting monthly rent of $2,000, along with evidence that the first month's rent, security deposit, and prorated rent were received.

Based on this documentation, the loan file did not require the 5% LTV reduction.

 - Seller-08/XX/2026

																									Resolved-Business entity search provided showing the agent on the LLC. - Due Diligence Vendor-08/13/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 780 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.14 Required is 0 Borrower has 1.14		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Refinance	Cash Out - Other	N/A	N/A	10625663
280	XXXX		XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1506	2026-08-04 16:42	2026-08-21 11:56	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The finding has been waived. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached exception - Seller-08/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Short reserves - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached exception - Seller-08/XX/2026	Resolved-The finding has been waived. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.3 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10625665
280	XXXX		XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1198	2026-08-04 12:22	2026-08-21 11:54	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow the Spouses retirement account to be used as reserves, spouse is on the title. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the use of a spousal account for reserves - Seller-08/XX/2026 Open-Audited Reserves of 4.27 month(s) are less than Guideline Required Reserves of 9 month(s) Statement ending in XXXX is not in the borrowers name - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the use of a spousal account for reserves - Seller-08/XX/2026	Waived-Originator exception granted to allow the Spouses retirement account to be used as reserves, spouse is on the title. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.3 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 799	Qualifying FICO is 20 points > than Minimum Required DTI is 5% < Max allowed 24+ month credit history exceeds minimum required 5+ years in current employment	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10619782
280	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3634	2026-08-01 00:19	2026-08-06 10:35	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. A cure was done for $1250

Appraisal fee and the reinspection fee  - Seller-08/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $155.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $155.00 (Appraisal Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $155.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. A cure was done for $1250 Appraisal fee and the reinspection fee - Seller-08/XX/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/06/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.3 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10576755
280	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3540	2026-08-01 00:19	2026-08-06 10:35	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD 7/XX/2026 and 7/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/06/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.3 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10576754
280	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3635	2026-08-01 00:19	2026-08-06 10:35	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. The loan tie in fee, the doc prep fee and the e-filing fee was paid by the seller - no cure is needed
$150 of the recording fee was paid by the seller - $475 was disclosed on the LE- no cure is needed

See attached  - Seller-08/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,489.00) exceed the comparable charges ($2,864.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Loan Tie in fee, title doc prep fee, recording fee, e filing fee) increased by $1338.60 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $88.60 post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Final CD included a Lender credit of $1,250 for increase in closing cost above legal limit.
																							Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 9/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C . - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The loan tie in fee, the doc prep fee and the e-filing fee was paid by the seller - no cure is needed $150 of the recording fee was paid by the seller - $475 was disclosed on the LE- no cure is needed See attached - Seller-08/XX/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-08/06/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.3 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10576757
249	XXXX		XXXX	D	B	D	A	B	B	A	A	Closed	FCRE9163	2026-08-04 19:31	2026-08-06 15:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Updated Credit Report Supplement	Resolved-Received UDM which reflects the higher payments and balances, updated LM - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. The XXXX accts higher payment/balances reflected on Final 1003 was based on the UDM from DV. Please see attached, this was delivered with loan file. - Seller-08/XX/2026 Open-Missing updated credit report supplement reflecting XXXX accts higher payment/balances reflected on Final 1003. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The XXXX accts higher payment/balances reflected on Final 1003 was based on the UDM from DV. Please see attached, this was delivered with loan file. - Seller-08/XX/2026	Resolved-Received UDM which reflects the higher payments and balances, updated LM - Due Diligence Vendor-08/06/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.77 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10627546
249	XXXX		XXXX	D	B	D	A	B	B	A	A	Closed	FCOM1353	2026-08-03 14:53	2026-08-03 14:53	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-08/XX/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-08/03/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.77 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	10601142
258	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1198	2026-08-04 10:10	2026-08-05 15:32	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Guideline Waiver for R/T refi applied. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. XXXX Guideline 8.7 states that the reserve requirement is waived for Rate-and-Term Refinance transactions that result in a payment reduction of at least 10%, superseding the reserve requirements outlined in the eligibility matrix. This exception does not apply when the debt-to-income (DTI) ratio exceeds 50%.

The principal and interest (P&I) payment on the existing XXXX mortgage was $6,797.89, while the subject mortgage P&I is $5,827.67. Since the new P&I payment reflects a reduction of more than 10%, the transaction qualifies for the reserve waiver, and cash reserves are not required.     - Seller-08/XX/2026

Open-Audited Reserves of 0.6 month(s) are less than Guideline Required Reserves of 6 month(s) Verified assets do not cover minimum required reserves. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. XXXX Guideline 8.7 states that the reserve requirement is waived for Rate-and-Term Refinance transactions that result in a payment reduction of at least 10%, superseding the reserve requirements outlined in the eligibility matrix. This exception does not apply when the debt-to-income (DTI) ratio exceeds 50%.

The principal and interest (P&I) payment on the existing XXXX mortgage was $6,797.89, while the subject mortgage P&I is $5,827.67. Since the new P&I payment reflects a reduction of more than 10%, the transaction qualifies for the reserve waiver, and cash reserves are not required.     - Seller-08/XX/2026

																									Resolved-Guideline Waiver for R/T refi applied. - Due Diligence Vendor-08/05/2026	Guideline: LTV is less than guideline maximum - LTV of 68.11% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 68.11 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 760 which exceeds the minimum of 700 Required is 700 Borrower has 760 Guideline: Qualifying DTI below maximum allowed - DTI of 32.81% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 32.81		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10615962
258	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-47	2026-08-03 10:47	2026-08-05 15:24	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 08/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached - thanks! - Seller-08/XX/2026
Counter-Final CD is showing loan disbursed on 07/XX/2026. Please provide a PCCD showing it disbursed after the ROR expired. - Due Diligence Vendor-08/XX/2026
Ready for Review-This is a refinance of a primary residence that loan closed (signed) on Thursday, July XX, 2026:

The three business days are:

Friday, July XX – Day 1
Saturday, July XX – Day 2 (Saturday counts for rescission)
Monday, July XX – Day 3 (Sunday does not count)

The rescission period expires at midnight on Monday, July XX, 2026.

The loan could then be funded/disbursed on Tuesday, July XX, 2026

Which is what happened - Seller-08/XX/2026
																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----The Cancel of Date on the Right to Cancel doc is 07/XX/2026 and is less than three days from the closing date of 07/XX/2026 Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached - thanks! - Seller-08/XX/2026 Ready for Review-This is a refinance of a primary residence that loan closed (signed) on Thursday, July XX, 2026: The three business days are: Friday, July XX – Day 1 Saturday, July XX – Day 2 (Saturday counts for rescission) Monday, July XX – Day 3 (Sunday does not count) The rescission period expires at midnight on Monday, July XX, 2026. The loan could then be funded/disbursed on Tuesday, July XX, 2026 Which is what happened - Seller-08/XX/2026	Resolved-Received PCCD 08/XX/2026. Finding Resolved. - Due Diligence Vendor-08/05/2026	Guideline: LTV is less than guideline maximum - LTV of 68.11% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 68.11 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 760 which exceeds the minimum of 700 Required is 700 Borrower has 760 Guideline: Qualifying DTI below maximum allowed - DTI of 32.81% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 32.81		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10593412
278	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-08-04 15:15	2026-08-06 14:56	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Rent free letter and property report to show ownership - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Attached is the rent free letter. - Seller-08/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing rent Free Letter. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached is the rent free letter. - Seller-08/XX/2026	Resolved-Received Rent free letter and property report to show ownership - Due Diligence Vendor-08/06/2026	Guideline: Qualifying DTI below maximum allowed - Max LTV is 50 Borrower has 32.57 Required is 50 Borrower has 32.57 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Max FICO is 700 Borrower has 759 Required is 700 Borrower has 759		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	10623839
205	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	No Cash Out - Borrower Initiated
265	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-08-05 10:23	2026-08-21 08:40	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-The complete Single Family Comparable Rent Schedule — FNMA/FHLMC Forms 1007/1000 was provided for purposes of market rent. - Due Diligence Vendor-08/XX/2026

Ready for Review-The loan file contains a full appraisal completed by XXXX on 05/XX/2026; however, the appraiser did not complete a Form 1007 Rent Schedule.

A Form 1007 Rent Schedule was subsequently completed by XXXX on 07/XX/2026. However, she did not evaluate the entire property or complete a full appraisal report. - Seller-08/XX/2026

Counter-Received rebuttal. Lender states report pages provided is what appraiser was tasked/engaged to do. Condition remains. GL 9.1  states A full appraisal includes a complete inspection of the home (interior and exterior). The required appraisal form depends on property type. Please engage appraiser to perform a complete inspection of the home interior & exterior and provide full appraisal report or obtain approved exception waiver and provide for review.  - Due Diligence Vendor-08/XX/2026

Ready for Review-Could you please escalate the cited issue? We have reached out to our appraisal department, and they confirmed that the exterior appraisal includes all of the pages contained in the report.

This is because the appraiser was only engaged to perform a 1007 rent comparable review. As a result, the report would not contain all of the information or pages that would typically be included in a standard appraisal. - Seller-08/XX/2026

Counter-Document provided starts w/ Market Condition, please provide the entire exterior appraisal report that goes w/ the page 1 already received - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. see the attached report used for the market rents.  - Seller-08/XX/2026

Open-The file contians a full appraisal and one page of an Exterior Only Appraisal. Provide the complete Exterior Only appraisal. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-The loan file contains a full appraisal completed by XXXX on 05/XX/2026; however, the appraiser did not complete a Form 1007 Rent Schedule.

A Form 1007 Rent Schedule was subsequently completed by XXXX on 07/XX/2026. However, she did not evaluate the entire property or complete a full appraisal report. - Seller-08/XX/2026

 Ready for Review-Could you please escalate the cited issue? We have reached out to our appraisal department, and they confirmed that the exterior appraisal includes all of the pages contained in the report.

This is because the appraiser was only engaged to perform a 1007 rent comparable review. As a result, the report would not contain all of the information or pages that would typically be included in a standard appraisal. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. see the attached report used for the market rents.  - Seller-08/XX/2026

																									Resolved-The complete Single Family Comparable Rent Schedule — FNMA/FHLMC Forms 1007/1000 was provided for purposes of market rent. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 781 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.87		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10640274
265	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1248	2026-08-05 10:20	2026-08-10 14:47	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved-Received LOX from borrower explaining how he knew about the sale of this home and payoff which shows current - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See the attached LOX for the relationship between the buyer and the seller.  Plus, in addition provided the payoff demand to support the seller was on timely payments.    - Seller-08/XX/2026

Open-Non-Arm's Length Transactions Not Allowed for Program The appraisal states "THE SALE APPEARS TO BE AN NON ARM'S LENGTH TRANSACTION".  Requirements for non-arm's length transactions: • Proof of non-default on any existing mortgage(s) is required. Acceptable documentation includes a VOM, the most
																							recent mortgage statement, or a payoff demand not exceeding one (1) month of interest. • A Letter of Explanation describing the relationship between the parties is required. The file does not contains a VOM and LOE. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See the attached LOX for the relationship between the buyer and the seller. Plus, in addition provided the payoff demand to support the seller was on timely payments. - Seller-08/XX/2026	Resolved-Received LOX from borrower explaining how he knew about the sale of this home and payoff which shows current - Due Diligence Vendor-08/10/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 781 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.87		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10640219
257	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
203	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0700	2026-08-05 16:58	2026-08-07 16:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received signed closing disclosure and PCCD - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. The initial Final Closing Disclosure was executed at closing. Following consummation, escrow issued Post-Closing Closing Disclosures (PCCDs) dated 7/XX/26 and 8/XX/26 solely to reflect post-closing fee adjustments. As corrected post-closing disclosures, these documents are not required to be re-executed by the borrower. The file contains the executed Final Closing Disclosure from closing along with the subsequent PCCDs documenting the revised settlement figures. Accordingly, the absence of borrower signatures on the PCCDs should not be considered a documentation deficiency. - Seller-08/XX/2026

Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Missing copy of the Settlement Statement executed and Stamped. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The initial Final Closing Disclosure was executed at closing. Following consummation, escrow issued Post-Closing Closing Disclosures (PCCDs) dated 7/XX/26 and 8/XX/26 solely to reflect post-closing fee adjustments. As corrected post-closing disclosures, these documents are not required to be re-executed by the borrower. The file contains the executed Final Closing Disclosure from closing along with the subsequent PCCDs documenting the revised settlement figures. Accordingly, the absence of borrower signatures on the PCCDs should not be considered a documentation deficiency. - Seller-08/XX/2026

																									Resolved-Received signed closing disclosure and PCCD - Due Diligence Vendor-08/07/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.317. Required is 0.75 Borrower has 1.317 Guideline: Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 757. Required is 700 Borrower has 757		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10649540
224	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MA	Investment	Refinance	Cash Out - Other
238	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
259	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA
281	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-04 11:19	2026-08-11 10:57	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fee. Finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The loan amount changed from $XX to $XX - that caused the XX to increase from $5060 to $5170 - Seller-08/XX/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $110.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -------Zero (0%) tolerance fees increased by $110.00(mortgage broker fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $110.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires09/XX/2026 (2) within 60 days of discovery expires 10/XX/2026remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C
																							- Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The loan amount changed from $XX to $XX - that caused the XX to increase from $5060 to $5170 - Seller-08/XX/2026	Resolved-Received COC for increase in fee. Finding resolved. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 663 which exceeds the minimum of 620 Required is 620 Borrower has 663 Guideline: Qualifying DTI below maximum allowed - DTI of 35.72% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 35.72		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	KS	Primary Residence	Purchase	NA	N/A	N/A	10618375
281	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-08-04 11:19	2026-08-11 10:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/06/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 663 which exceeds the minimum of 620 Required is 620 Borrower has 663 Guideline: Qualifying DTI below maximum allowed - DTI of 35.72% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 35.72			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	KS	Primary Residence	Purchase	NA	N/A	N/A	10618378
228	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NC	Investment	Purchase	NA
287	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-08-04 13:55	2026-09-04 10:20	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC's for decrease in fees. Finding Resolved. - Due Diligence Vendor-09/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $1160 to a discount of $510 due to the change in rate
The discount went from $510 to a lender credit of $580 due to a program change - attached
The lender credit went from $580 to $464 due to a float to lock- attached  - Seller-09/XX/2026

																							Open------Lender credit decreased from $1,160.00 to $464.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $696.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 10/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $1160 to a discount of $510 due to the change in rate The discount went from $510 to a lender credit of $580 due to a program change - attached The lender credit went from $580 to $464 due to a float to lock- attached - Seller-09/XX/2026	Resolved-Received COC's for decrease in fees. Finding Resolved. - Due Diligence Vendor-09/04/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 803 Required is 660 Borrower has 803 Months Reserves exceed minimum required - 51 mths reserves; 6 mths required.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	MA	Primary Residence	Purchase	NA	N/A	N/A	10622373
251	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-08-07 09:34	2026-09-04 13:42	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted to allow LTV up to 82%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to be approved with an LTV up to 82% - Seller-08/XX/2026 Open-Audited LTV of 81.38% exceeds Guideline LTV of 75% Per appraisal, property value is $XX. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to be approved with an LTV up to 82% - Seller-08/XX/2026	Waived-Originator exception granted to allow LTV up to 82%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/04/2026	DSCR % greater than 1.20 - DSCR % GREATER THAN 1.20 (DSCR is 1.229) Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.	DSCR > 1.2 3+ months reserves > than min required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	10685261
251	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-08-07 09:19	2026-08-27 15:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for Subject Property - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See the attached VOM for the subject property - Seller-08/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide payment history for subject property or VOM. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See the attached VOM for the subject property - Seller-08/XX/2026	Resolved-Received VOM for Subject Property - Due Diligence Vendor-08/27/2026	DSCR % greater than 1.20 - DSCR % GREATER THAN 1.20 (DSCR is 1.229) Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	10685051
251	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1182	2026-08-07 13:13	2026-08-17 12:05	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Lender provided PC 1008 showing appraised value of $200,000 - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached 1008 - Seller-08/XX/2026 Open-Missing Approval/Underwriting Summary Provide revised approval and 1008 showing appraised value of $XX or provide an explanation of value disclosed on Approval/1008 as this this may affect the LTV. Additional findings may apply. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached 1008 - Seller-08/XX/2026	Resolved-Lender provided PC 1008 showing appraised value of $XXXX - Due Diligence Vendor-08/17/2026	DSCR % greater than 1.20 - DSCR % GREATER THAN 1.20 (DSCR is 1.229) Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	10690247
251	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2026-08-07 09:34	2026-08-17 11:59	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited FICO of 705 is greater than or equal to Guideline FICO of 700. Program updated to XXXX XXXX DSCR. - Due Diligence Vendor-08/XX/2026 Open-Audited FICO of 705 is less than Guideline FICO of 720 Per Cup XXXX DSCR matrix, minimum FICO for Cash-out with 80% LTV is 720. - Due Diligence Vendor-08/XX/2026		Resolved-Audited FICO of 705 is greater than or equal to Guideline FICO of 700. Program updated to XXXX XXXX DSCR. - Due Diligence Vendor-08/17/2026	DSCR % greater than 1.20 - DSCR % GREATER THAN 1.20 (DSCR is 1.229) Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	10685264
284	XXXX		XXXX	D	A	C	A	D	A	A	A	Closed	FCRE1506	2026-08-07 08:19	2026-08-12 15:24	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit Findings have been resolved. - Due Diligence Vendor-08/XX/2026 Ready for Review-All cited issues have been responded to. - Seller-08/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of all conditions ATR/QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-All cited issues have been responded to. - Seller-08/XX/2026	Resolved-Credit Findings have been resolved. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10682824
284	XXXX	XXXX	D	A	C	A	D	A	A	A	Closed	FCRE1440	2026-08-07 08:08	2026-08-12 15:21	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, payment is for 1831 W, commercial property paid by business. Lender included the taxes and insurance in the DTI. - Due Diligence Vendor-08/XX/2026

Ready for Review-The property attached to this lien is XXXX - commercial property . - Seller-08/XX/2026

Ready for Review-Document Uploaded. The $4,033.67 monthly liability appearing on the borrower’s business bank statement for XXXX is a business liability and not a personal liability. See the attached stmt and the liability dated 01/XX/26.
Therefore, the liability does not require to be addressed.
 - Seller-08/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Confirm what property the mortgage payment for XXXX $4033.67/month is held against. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-The property attached to this lien is XXXX - commercial property . - Seller-08/XX/2026 Ready for Review-Document Uploaded. The $4,033.67 monthly liability appearing on the borrower’s business bank statement for XXXX is a business liability and not a personal liability. See the attached stmt and the liability dated 01/XX/26. Therefore, the liability does not require to be addressed. - Seller-08/XX/2026	Resolved-Upon further review, payment is for XXXX, commercial property paid by business. Lender included the taxes and insurance in the DTI. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10682557
284	XXXX		XXXX	D	A	C	A	D	A	A	A	Closed	FCRE1294	2026-08-07 07:40	2026-08-12 15:20	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-Received HOA verification. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. see the attached google search confirming the HOA dues of $222 - Seller-08/XX/2026 Open-Income 3 Months Income Verified is Missing Missing for Property 2 (3b) proof of the monthly HOA. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. see the attached google search confirming the HOA dues of $222 - Seller-08/XX/2026	Resolved-Received HOA verification. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10682073
284	XXXX	XXXX	D	A	C	A	D	A	A	A	Closed	FCRE1296	2026-08-07 07:40	2026-08-12 15:20	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Resolved-Received confirmation, commercial loan paid by business. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The property profile in the loan file reflects a lien was open on XXXX with a loan amount of $XXXX. Attached is a credit supplement for XXXX confirming the mortgage was paid as agreed since 08/22 through 07/26.     - Seller-08/XX/2026
																							Open-Income 5 Months Income Verified is Missing Missing for Property 4 (3d) proof of the monthly mortgage payment(s) as the Property Detail report shows mortgages opened in 2025 or proof they are satisfied and no open mortgages against that property. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The property profile in the loan file reflects a lien was open on XXXX with a loan amount of $XXXX. Attached is a credit supplement for XXXX confirming the mortgage was paid as agreed since 08/22 through 07/26. - Seller-08/XX/2026	Resolved-Received confirmation, commercial loan paid by business. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10682074
284	XXXX		XXXX	D	A	C	A	D	A	A	A	Closed	FCOM1233	2026-08-07 07:06	2026-08-12 13:26	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-CPA letter shows two years of employment, finding resolved. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. The CPA letter indicates the borrower incorporated on 01/XX/25. However, the letter states the borrower has been in the same line of business for the past 2 years - Seller-08/XX/2026 Open-The Final 1003 is Incomplete Missing a complete 2+ year employment history on the final 1003/ application and verified. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The CPA letter indicates the borrower incorporated on 01/XX/25. However, the letter states the borrower has been in the same line of business for the past 2 years - Seller-08/XX/2026	Resolved-CPA letter shows two years of employment, finding resolved. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10681378
284	XXXX	XXXX	D	A	C	A	D	A	A	A	Closed	finding-3352	2026-08-04 15:52	2026-08-07 14:38	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/07/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.91 Long term residence - Borrower has resided at primary home for over 9+ years.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10624640
286	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM9609	2026-08-07 14:38	2026-08-25 13:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 10: HO-6 Insurance Policy is Missing	Resolved-Received CEMA Note for REO 3j or #10 reflecting Bz is borrower and PI $4864.49. 1003 reflects $1021.97 Taxes and insurance. Statement provided in file for XXXX reflects PITI $5886.46 = PI $4864.49 + TI $1021.97. Property report in file reflects B1 and NBS in title. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Attached is the Note for XXXX that shows XXXX, Inc XXXX, A Corporation is the one responsible paying for the mortgage lien on this property. No issues found.  - Seller-08/XX/2026
Counter-Received Mtg statement for 3j XXXX reflecting PITIA of $5,886.46.  This differs from 1003, reflecting no mortgage.  Qualifying with $5,8863.46 will drive dti above guidelines.  Provide corrected 1003/1008 correcting PITIA and address DTI.  Additional conditions may apply.   - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The finding is respectfully disputed.

Property 3j – XXXX., XXXX, NY XXXX is an existing REO property and is not the subject investment property securing this transaction.

The loan file contains a XXXX statement dated 06/XX/2026, which confirms that taxes and insurance are impounded/escrowed for this property. Therefore, the applicable taxes and insurance obligations are being handled through the existing mortgage escrow account.

A separate hazard insurance policy for XXXX. is not required for this transaction because the property is not the subject property. The hazard insurance requirement applicable to the loan pertains to the property securing the subject loan.

Accordingly, the XXXX statement provides evidence of the existing escrow arrangement for Property 3j, and a separate hazard insurance policy for this non-subject REO property is not required under the applicable guideline.

We respectfully request that this finding be removed. - Seller-08/XX/2026
Ready for Review-Pls disregard the comments it was meant for another finding - Seller-08/XX/2026
Ready for Review-We respectfully request review of the outstanding TPR condition regarding the request for mortgage documentation for XXXX. This is a closed and funded loan, and we believe the condition is not supported by the documentation in the file.

The borrower, XXXX, disclosed XXXX. on the loan application. The ownership and transaction history have been reviewed and confirm the following:

01/XX/2021: XXXX LLC acquired the property.
05/XX/2026: XXXX acquired the property from XXXX LLC.
06/XX/2026: The transaction was recorded.
06/XX/2026: Application Date.

The critical point is that the credit report does not identify any mortgage lender or mortgage tradeline associated with XXXX. There is therefore no mortgage liability reported on the borrower's credit report that can be matched to this property.

The Property Detail Report also does not reflect a current mortgage amount or current mortgage document associated with the 05/XX/2026 acquisition. The only mortgage reflected is a historical $XXXX mortgage from XXXX, which does not establish that the obligation remained active as of the Application Date.

Accordingly, the file establishes ownership of the property but does not establish a current mortgage liability or mortgage payment associated with XXXX. The original request for a mortgage statement was based on an inability to match the REO property to a mortgage liability; however, in this instance, there is no mortgage liability reflected on the credit report to be matched.

As this loan is already closed and funded, we respectfully request that Client Support review the actual credit and property documentation and have this condition removed. Requiring a mortgage statement for a mortgage liability that is not reported on the credit report and is not evidenced in the current property records is not supported by the documentation.

Please escalate this matter for review if necessary and confirm that the condition can be cleared based on the evidence provided. - Seller-08/XX/2026
Open-Missing the Hazard Insurance for Property 10 (3j). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached is the Note for XXXX that shows XXXX, Inc XXXX, A Corporation is the one responsible paying for the mortgage lien on this property. No issues found. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. The finding is respectfully disputed.

Property 3j – XXXX., XXXX, NY XXXX is an existing REO property and is not the subject investment property securing this transaction.

The loan file contains a XXXX statement dated 06/XX/2026, which confirms that taxes and insurance are impounded/escrowed for this property. Therefore, the applicable taxes and insurance obligations are being handled through the existing mortgage escrow account.

A separate hazard insurance policy for XXXX. is not required for this transaction because the property is not the subject property. The hazard insurance requirement applicable to the loan pertains to the property securing the subject loan.

Accordingly, the XXXX statement provides evidence of the existing escrow arrangement for Property 3j, and a separate hazard insurance policy for this non-subject REO property is not required under the applicable guideline.

We respectfully request that this finding be removed. - Seller-08/XX/2026
 Ready for Review-Pls disregard the comments it was meant for another finding - Seller-08/XX/2026
 Ready for Review-We respectfully request review of the outstanding TPR condition regarding the request for mortgage documentation for XXXX. This is a closed and funded loan, and we believe the condition is not supported by the documentation in the file.

The borrower, XXXX, disclosed XXXX. on the loan application. The ownership and transaction history have been reviewed and confirm the following:

01/XX/2021: XXXX LLC acquired the property.
05/XX/2026: XXXX acquired the property from XXXX LLC.
06/XX/2026: The transaction was recorded.
06/XX/2026: Application Date.

The critical point is that the credit report does not identify any mortgage lender or mortgage tradeline associated with XXXX. There is therefore no mortgage liability reported on the borrower's credit report that can be matched to this property.

The Property Detail Report also does not reflect a current mortgage amount or current mortgage document associated with the XXXX acquisition. The only mortgage reflected is a historical $XXXX mortgage from XXXX, which does not establish that the obligation remained active as of the Application Date.

Accordingly, the file establishes ownership of the property but does not establish a current mortgage liability or mortgage payment associated with XXXX. The original request for a mortgage statement was based on an inability to match the REO property to a mortgage liability; however, in this instance, there is no mortgage liability reflected on the credit report to be matched.

As this loan is already closed and funded, we respectfully request that Client Support review the actual credit and property documentation and have this condition removed. Requiring a mortgage statement for a mortgage liability that is not reported on the credit report and is not evidenced in the current property records is not supported by the documentation.

Please escalate this matter for review if necessary and confirm that the condition can be cleared based on the evidence provided. - Seller-08/XX/2026
																									Resolved-Received CEMA Note for REO 3j or #10 reflecting Bz is borrower and PI $4864.49. 1003 reflects $1021.97 Taxes and insurance. Statement provided in file for XXXX reflects PITI $5886.46 = PI $4864.49 + TI $1021.97. Property report in file reflects B1 and NBS in title. - Due Diligence Vendor-08/25/2026	Months Reserves exceed minimum required - Min reserves required 9 months. Borrower has 19.3 months in reserves. Guideline: Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 749 Required is 700 Borrower has 749		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10691683
286	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-08-07 14:13	2026-08-11 13:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received property profile confirming no new mortgage for recent acquisition. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. We respectfully request review of the outstanding TPR condition regarding the request for mortgage documentation for XXXX. This is a closed and funded loan, and we believe the condition is not supported by the documentation in the file.

The borrower, XXXX, disclosed XXXX. on the loan application. The ownership and transaction history have been reviewed and confirm the following:

01/XX/2021: XXXX LLC acquired the property.
05/XX/2026: XXXX acquired the property from XXXX LLC.
06/XX/2026: The transaction was recorded.
06/XX/2026: Application Date.

The critical point is that the credit report does not identify any mortgage lender or mortgage tradeline associated with XXXX. There is therefore no mortgage liability reported on the borrower's credit report that can be matched to this property.

The Property Detail Report also does not reflect a current mortgage amount or current mortgage document associated with the 05/XX/2026 acquisition. The only mortgage reflected is a historical $XXXX mortgage from XXXX, which does not establish that the obligation remained active as of the Application Date.

Accordingly, the file establishes ownership of the property but does not establish a current mortgage liability or mortgage payment associated with XXXX. The original request for a mortgage statement was based on an inability to match the REO property to a mortgage liability; however, in this instance, there is no mortgage liability reflected on the credit report to be matched.

As this loan is already closed and funded, we respectfully request that Client Support review the actual credit and property documentation and have this condition removed. Requiring a mortgage statement for a mortgage liability that is not reported on the credit report and is not evidenced in the current property records is not supported by the documentation.

Please escalate this matter for review if necessary and confirm that the condition can be cleared based on the evidence provided. - Seller-08/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing proof of the the mortgage on XXXX. as it reflects recorded in the borrower's name as of 6/XX/26. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. We respectfully request review of the outstanding TPR condition regarding the request for mortgage documentation for XXXX. This is a closed and funded loan, and we believe the condition is not supported by the documentation in the file.

The borrower, XXXX, disclosed XXXX. on the loan application. The ownership and transaction history have been reviewed and confirm the following:

01/XX/2021: XXXX LLC acquired the property.
05/XX/2026: XXXX acquired the property from XXXX LLC.
06/XX/2026: The transaction was recorded.
06/XX/2026: Application Date.

The critical point is that the credit report does not identify any mortgage lender or mortgage tradeline associated with XXXX. There is therefore no mortgage liability reported on the borrower's credit report that can be matched to this property.

The Property Detail Report also does not reflect a current mortgage amount or current mortgage document associated with the 05/XX/2026 acquisition. The only mortgage reflected is a historical $XXXX mortgage from 2000, which does not establish that the obligation remained active as of the Application Date.

Accordingly, the file establishes ownership of the property but does not establish a current mortgage liability or mortgage payment associated with XXXX. The original request for a mortgage statement was based on an inability to match the REO property to a mortgage liability; however, in this instance, there is no mortgage liability reflected on the credit report to be matched.

As this loan is already closed and funded, we respectfully request that Client Support review the actual credit and property documentation and have this condition removed. Requiring a mortgage statement for a mortgage liability that is not reported on the credit report and is not evidenced in the current property records is not supported by the documentation.

Please escalate this matter for review if necessary and confirm that the condition can be cleared based on the evidence provided. - Seller-08/XX/2026

																									Resolved-Received property profile confirming no new mortgage for recent acquisition. - Due Diligence Vendor-08/11/2026	Months Reserves exceed minimum required - Min reserves required 9 months. Borrower has 19.3 months in reserves. Guideline: Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 749 Required is 700 Borrower has 749		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10691314
215	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	HI	Investment	Refinance	No Cash Out - Borrower Initiated
225	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA
206	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	FL	Primary Residence	Refinance	Cash Out - Other
209	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CT	Investment	Purchase	NA
275	XXXX		XXXX	B	B	B	B	A	A	A	A	Closed	FCRE1200	2026-08-07 09:13	2026-08-07 13:12	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/XX/2026 Open-Loan amount is $XXXX which is less than guidelines minimum of $100,000.00. - Due Diligence Vendor-08/XX/2026		Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/07/2026	Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 742	FICO more than 20 Points above program requirement, 24+ months credit history exceeding program requirement		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TN	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	10684834
289	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other
210	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	Cash Out - Other
271	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	ME	Investment	Refinance	Cash Out - Other
288	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-08-07 03:15	2026-08-11 13:16	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached VOR - Seller-08/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Unable to verify ATR/QM as we are missing VOR. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached VOR - Seller-08/XX/2026	Resolved-Received VOR - Due Diligence Vendor-08/11/2026	Guideline: Qualifying DTI below maximum allowed - DTI of 34.57% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 34.57 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 732 which exceeds the minimum of 660 Required is 660 Borrower has 732 Guideline: LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10678432
288	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-08-07 03:06	2026-08-11 13:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached VOR. - Seller-08/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrower's current residence. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached VOR. - Seller-08/XX/2026	Resolved-Received VOR - Due Diligence Vendor-08/11/2026	Guideline: Qualifying DTI below maximum allowed - DTI of 34.57% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 34.57 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 732 which exceeds the minimum of 660 Required is 660 Borrower has 732 Guideline: LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10678355
262	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Refinance	Cash Out - Other
219	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	HI	Investment	Refinance	No Cash Out - Borrower Initiated
272	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Purchase	NA
207	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	No Cash Out - Borrower Initiated
269	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3635	2026-08-06 10:43	2026-08-17 08:31	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD 08/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded.  - Seller-08/XX/2026
																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($525.00) exceed the comparable charges ($475.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Recording) increased by $50.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/26 (2) within 60 days of discovery expires 09/XX/26 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:07/XX/29 emains EV3C - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026	Cured------Received PCCD 08/12/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 752 which exceeds the minimum of 680 Required is 680 Borrower has 752 Guideline: Qualifying DTI below maximum allowed - DTI of 36.33% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 36.33 Guideline: LTV is less than guideline maximum - LTV of 74.14% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 74.14		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10665145
274	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-10 11:35	2026-08-14 11:08	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received tracking, finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026
																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Valid COC in file. Borrower's acknowledgment of CD issued XXXX is required, please provide. Additional findings may apply upon receipt. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received tracking, finding resolved. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 787 which exceeds the minimum of 640 Required is 640 Borrower has 787 Guideline: LTV is less than guideline maximum - LTV of 35.83% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 35.83		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10711244
274	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-08-10 11:35	2026-08-14 11:07	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received tracking, finding resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 7/XX/2029 - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received tracking, finding resolved. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 787 which exceeds the minimum of 640 Required is 640 Borrower has 787 Guideline: LTV is less than guideline maximum - LTV of 35.83% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 35.83		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10711243
291	XXXX		XXXX	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-08-12 16:11	2026-08-12 23:01	Waived	2 - Non-Material	B	B	Credit	Eligibility	NJ Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/XX/2026 Open-Per NJ Department of Banking & Insurance N.J.S.A 46:10B-2 a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under NJ Law, a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-08/XX/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/13/2026	Months Reserves exceed minimum required - 48 months reserves; 6 months reserves required. Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 745. Required is 700 Borrower has 745			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA	Originator Post-Close	No	10774555
293	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OK	Investment	Purchase	NA
307	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-08-13 13:12	2026-08-18 14:55	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received fully executed DOT, Ex A and Riders - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Counter-Received DOT missing pg 1 and legal from Title. Lender to provide confirmation DOT recorded with all riders and legal. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal description missing from mortgage. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received fully executed DOT, Ex A and Riders - Due Diligence Vendor-08/18/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.015%. Required is 0.8 Borrower has 1.015 Guideline: LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 747. Required is 700 Borrower has 747		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MD	Investment	Purchase	NA	N/A	N/A	10792838
307	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0082	2026-08-13 14:14	2026-08-17 15:27	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received Trust document. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Vested Owner Signature Requirement Not met. Loan vesting is in XXXX however, trust docs are not in file. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received Trust document. - Due Diligence Vendor-08/17/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.015%. Required is 0.8 Borrower has 1.015 Guideline: LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 747. Required is 700 Borrower has 747		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MD	Investment	Purchase	NA	N/A	N/A	10794248
296	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
270	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-08-14 07:51	2026-08-14 12:59	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator waiver applied to non-material finding with comp factors. Deemed non material as loan amount is only $XXXX lower than Minimum. - Due Diligence Vendor-08/XX/2026 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $100000 - Due Diligence Vendor-08/XX/2026		Waived-Originator waiver applied to non-material finding with comp factors. Deemed non material as loan amount is only $XXXX lower than Minimum. - Due Diligence Vendor-08/14/2026	Months Reserves exceed minimum required - 6 months required, borrower has 95.73 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 689 Required is 660 Borrower has 689			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AL	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	10814139
308	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
304	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-08-11 10:13	2026-08-17 10:22	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 08//XX/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026
																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Credit Report in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 08/XX/2027. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received PCCD 08//13/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying DTI below maximum allowed - DTI of 38.25% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 38.25 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 746 which exceeds the minimum of 680 Required is 680 Borrower has 746		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	10738542
305	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1163	2026-08-13 12:24	2026-08-17 15:19	Resolved	1 - Information	C	A	Credit	Insurance	Flood Certification Date is greater than Note Date	Resolved-Received updated Fraud report. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Flood Certification Date is greater than 08-06-2026 Flood Certification Date is dated after closing date. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received updated Fraud report. - Due Diligence Vendor-08/17/2026	Guideline: LTV is less than guideline maximum - LTV of 40.94% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 40.94 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 705 which exceeds the minimum of 680 Required is 680 Borrower has 705		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	10791460
292	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other
204	XXXX		XXXX	C	A	A	A	A	A	C	A	Closed	FPRO1136	2026-08-16 13:51	2026-08-19 15:22	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received invoice and Letter to confirm no foundation issues. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Per the appraisal, only an inspection was required. The loan file included the inspection. Please see attached. - Seller-08/XX/2026 Open-Primary Value Subject Property Appraisal is not on an As-Is Basis and Completion Report (1004D) is not Present - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Per the appraisal, only an inspection was required. The loan file included the inspection. Please see attached. - Seller-08/XX/2026	Resolved-Received invoice and Letter to confirm no foundation issues. - Due Diligence Vendor-08/19/2026	Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 70 Required is 75 Borrower has 70 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.025 Required is 0.8 Borrower has 1.025 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 770 Required is 700 Borrower has 770		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Refinance	Cash Out - Other	N/A	N/A	10837378
301	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1220	2026-08-12 16:45	2026-09-09 16:46	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received recorded DOT. - Due Diligence Vendor-09/XX/2026

Ready for Review-Document Uploaded. Attached is the recorded DOT, Legal Description and Riders. - Seller-09/XX/2026

Counter-Received Deed of Bargain and Sale.  Missing Mortgage for subject.   - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached you will find the DOT with Legal description - Seller-08/XX/2026

Counter-Received rebuttal. Condition remains, submission file was missing the Mortgage/Deed of trust. Please ensure the copy provided includes riders and legal description.  - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Please see attached. Virginia does not require a separate Assignment of rents.  - Seller-08/XX/2026

																							Open-The Deed of Trust is Missing DOT/Assignment of Rents missing in file. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached is the recorded DOT, Legal Description and Riders. - Seller-09/XX/2026 Ready for Review-Document Uploaded. Attached you will find the DOT with Legal description - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. Virginia does not require a separate Assignment of rents. - Seller-08/XX/2026	Resolved-Received recorded DOT. - Due Diligence Vendor-09/09/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 798 Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	10775177
310	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	No Cash Out - Borrower Initiated
240	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-08-12 13:31	2026-08-20 09:03	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached  - Seller-08/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD 07/XX/2026, CD 07/XX/2026, and CD 08/XX/2026 are not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 08/XX/2029. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached - Seller-08/XX/2026	Resolved-Received tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-08/20/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.58 Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 9.74 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10769886
240	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-12 13:31	2026-08-20 09:03	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. The discount points change due to the lock extension - attached  - Seller-08/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $573.40.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $573.40 (Points, Credit Report Fee) without a valid COC in file. Final CD includes a Lender credit of $83.50 for increase in closing cost above legal limit. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $489.99, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 10/XX/2026 (2) within 60 days of discovery expires 10/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 08/XX/2029 remains EV3C - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The discount points change due to the lock extension - attached - Seller-08/XX/2026	Resolved-Received tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-08/20/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.58 Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 9.74 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10769889
240	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-08-12 13:31	2026-08-20 09:03	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-08/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-08/18/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.58 Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 9.74 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10769891
208	XXXX		XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-08-13 16:52	2026-08-20 15:21	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached signed DOT with Exhibit A legal description - Seller-08/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Missing Ex A; Legal - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached signed DOT with Exhibit A legal description - Seller-08/XX/2026	Resolved-Received DOT w/Legal. - Due Diligence Vendor-08/20/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 21.38 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 766		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10800200
208	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-08-13 19:33	2026-08-18 13:10	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/18/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 21.38 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 766			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10806401
232	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-08-18 08:56	2026-08-23 15:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received title receipt for EMD - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached Escrow Letter. - Seller-08/XX/2026 Open-Audited Reserves of 6.83 month(s) are less than Guideline Required Reserves of 12 month(s). Provide sufficient assets to support total reserves required. (missing proof of the transfer of the EMD of $38,000). - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached Escrow Letter. - Seller-08/XX/2026	Resolved-Received title receipt for EMD - Due Diligence Vendor-08/23/2026	Months Reserves exceed minimum required - 18 Months Reserves exceed 12 months minimum required Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10865739
232	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-08-18 08:56	2026-08-23 15:30	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received confirmation borrower has owned other reo investment property - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached documents verifying borrower's investor experience. - Seller-08/XX/2026 Open-Audited LTV of 80% exceeds Guideline LTV of 75%. First Time Homebuyer Max CLTV = 75% (with 12 Months VOR). There is no documentation in file that support borrower has owned an REO property. LTV does not meet minimum requirements for a FTHB. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached documents verifying borrower's investor experience. - Seller-08/XX/2026	Resolved-Received confirmation borrower has owned other reo investment property - Due Diligence Vendor-08/23/2026	Months Reserves exceed minimum required - 18 Months Reserves exceed 12 months minimum required Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10865736
232	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-08-17 11:06	2026-08-23 15:21	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached Exhibit A - Legal Description. - Seller-08/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached Exhibit A Legal Description - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached Exhibit A - Legal Description. - Seller-08/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-08/23/2026	Months Reserves exceed minimum required - 18 Months Reserves exceed 12 months minimum required Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	10848784
299	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1241	2026-08-18 06:56	2026-08-21 15:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Validation Resolved - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. See attached Purchase Contract (Sale Escrow Instructions) as this is a For Sale By Owner transaction. - Seller-08/XX/2026 Open-Loan Purpose is Purchase but Purchase Contract is Missing. Purchase contract required - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. See attached Purchase Contract (Sale Escrow Instructions) as this is a For Sale By Owner transaction. - Seller-08/XX/2026	Resolved-Validation Resolved - Due Diligence Vendor-08/21/2026	Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 22.47 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10863943
295	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-08-18 09:45	2026-08-20 16:57	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received Supplemental Report w/sufficient coverage. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received Supplemental Report w/sufficient coverage. - Due Diligence Vendor-08/20/2026	Guideline: Qualifying DTI below maximum allowed - DTI of 12.01% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 12.01 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 752 which exceeds the minimum of 680 Required is 680 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10866751
297	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-08-13 14:24	2026-08-18 16:20	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/18/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 680			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10794447
300	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-08-18 13:15	2026-08-21 13:58	Resolved	1 - Information	C	A	Credit	Insurance	XXXX Coverage not met	Resolved-Upon further review, Crime Coverage is the same as XXXX coverage per FNMA and there is sufficient coverage - Due Diligence Vendor-08/XX/2026
Ready for Review-The policy provided contains  both XX. Please clear this finding. - Seller-08/XX/2026
Counter-Received insurance policy with Director & Officer coverage however XXXX Coverage protects a condominium association's financial assets from employee or insider theft, embezzlement, forgery, and wire fraud.  . It covers losses caused by board members, volunteers, employees, and property management staff who handle association funds. Finding remains - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/XX/2026
																							Open-XXXX Coverage not met. Provide missing XXXX Coverage. - Due Diligence Vendor-08/XX/2026	Ready for Review-The policy provided contains both D&O and Emp Dishonestly. Please clear this finding. - Seller-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Upon further review, Crime Coverage is the same as XXXX coverage per FNMA and there is sufficient coverage - Due Diligence Vendor-08/21/2026	Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 780. Required is 720 Borrower has 780 Guideline: Qualifying DTI below maximum allowed - DTI Required is 4%5 Borrower has 5.92%. Required is 50 Borrower has 5.92		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10872435
300	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1352	2026-08-19 17:50	2026-08-20 15:19	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-The Business Purpose Affidavit Disclosure is Present or Not Applicable - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. This was not a Business Purpose Loan. Please see attached. - Seller-08/XX/2026 Open-The Business Purpose and Occupancy Affidavit Disclosure is Missing - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. This was not a Business Purpose Loan. Please see attached. - Seller-08/XX/2026	Resolved-The Business Purpose Affidavit Disclosure is Present or Not Applicable - Due Diligence Vendor-08/20/2026	Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 780. Required is 720 Borrower has 780 Guideline: Qualifying DTI below maximum allowed - DTI Required is 4%5 Borrower has 5.92%. Required is 50 Borrower has 5.92		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10909970
300	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-08-18 13:26	2026-08-20 15:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-08/XX/2026 Open-Borrower 1 CPA Letter Missing Provide Missing CPA Letter. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-08/XX/2026	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-08/20/2026	Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 780. Required is 720 Borrower has 780 Guideline: Qualifying DTI below maximum allowed - DTI Required is 4%5 Borrower has 5.92%. Required is 50 Borrower has 5.92		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Investment	Purchase	NA	N/A	N/A	10872804
309	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IL	Investment	Purchase	NA
217	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9996	2026-08-19 16:59	2026-08-21 15:20	Resolved	1 - Information	C	A	Credit	Eligibility	Condo does not meet requirements	Resolved-Received Budget and 1008 reflecting more than 5% guideline requirement. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. The 1008 actually states "non warrantable due to 7.3% Reserves". Please see attached requested HOA Budget and 1008. - Seller-08/XX/2026

																							Open-The Lender note on 1008 that the condo is non warrantable as the HOA Reserves is 5.8%, however G/L states 5% minimum. To determine if the Condo is non-warrantable, we need the Budget (only have the Balance sheet) and the Reserve Study. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. The 1008 actually states "non warrantable due to 7.3% Reserves". Please see attached requested HOA Budget and 1008. - Seller-08/XX/2026	Resolved-Received Budget and 1008 reflecting more than 5% guideline requirement. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908880
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1294	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 3 Months Income Verified is Missing Missing proof of the HOA for Property 3 (3c). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908130
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1295	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 4 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 4 Months Income Verified is Missing Missing proof of the HOA for Property 4 (3d). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908131
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1296	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 5 Months Income Verified is Missing Missing proof of the HOA for Property 5 (3e). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908132
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1297	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 6 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 6 Months Income Verified is Missing Missing proof of the HOA for Property 6(3f). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908133
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1298	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 7 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 7 Months Income Verified is Missing Missing proof of the HOA for Property 7 (3g). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908134
217	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1299	2026-08-19 16:39	2026-08-21 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 8 Months Income Verified is Missing	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026 Open-Income 8 Months Income Verified is Missing Missing proof of the monthly PITIA (including HOA) for Property 8(3h). Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/XX/2026	Resolved-Received pg 1 of appraisal to document HOA. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.45 Required is 50 Borrower has 21.45 Months Reserves exceed minimum required - Min reserves 3 mths, Borrower has 136.75 mth in reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA	N/A	N/A	10908135
303	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-10-23 14:27	2026-10-23 14:30	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received Note page 1. - Due Diligence Vendor-10/XX/2026 Open-There are Issues Present on the Note that must be addressed. The Note is Incomplete Page 1 is not legible - Due Diligence Vendor-10/XX/2026		Resolved-Received Note page 1. - Due Diligence Vendor-10/23/2026	Months Reserves exceed minimum required - 78 Months Reserves exceed 3 months minimum required Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 Required is 700 Borrower has 763			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	12029144
202	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1195	2026-08-20 17:26	2026-08-26 10:03	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. Attached are the approved exception request to allow cash-our and subordinating a 2nd lien up to 85% CLTV. - Seller-08/XX/2026 Open-Audited CLTV of 84.51% exceeds Guideline CLTV of 80% Exception in file to allow cashout and suboridianting a 2nd lien up to 85% CLTV. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached are the approved exception request to allow cash-our and subordinating a 2nd lien up to 85% CLTV. - Seller-08/XX/2026	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/26/2026	Months Reserves exceed minimum required - Verified assets of 14.87 months exceeds the minimum required of 6 months. Guideline: Qualifying DTI below maximum allowed - DTI of 32.27% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 32.27	0x30x24 5 years self employed	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	10937454
294	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1351	2026-08-20 14:51	2026-09-02 15:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-Upon further review: Personal guarantee required when lending to entity. 4.xx.3. however Note is signed by individuals. - Due Diligence Vendor-09/XX/2026
Ready for Review-Document Uploaded. We Kindly disagree and point out that Section 2.3.1 was met.  Guideline allows for a property to be vested in an LLC for Business purpose transactions; which was evidenced with the Business Purpose Affidavit provided.  We further point out that the 2nd portion would not apply since the borrower, as an individual, is the borrowing entity and is only vesting in an LLC. Please see copy of the Note which is executed by the borrower as an individual.

This “Must meet guideline 2.3.1 and vesting in business entity is acceptable for DSCR program only.” Would not apply on this loan as the borrowing entity is an individual; they are just vesting in an LLC. - Seller-08/XX/2026
Counter-Received Lender rebuttal.  Review of Guideline 4.7.3- Borrowing Entities (Lending to the Entity)U.S. domestic LLCs are permitted as Borrowing Entities under the DSCR program. A Personal Guarantor is required when lending to an entity.  - Due Diligence Vendor-08/XX/2026
Ready for Review-Our funding department indicates that given that this loan closed as an LLC it does not require a personal guaranty   - Seller-08/XX/2026
Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Missing'. Missing Personal Guaranty. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. We Kindly disagree and point out that Section 2.3.1 was met. Guideline allows for a property to be vested in an LLC for Business purpose transactions; which was evidenced with the Business Purpose Affidavit provided. We further point out that the 2nd portion would not apply since the borrower, as an individual, is the borrowing entity and is only vesting in an LLC. Please see copy of the Note which is executed by the borrower as an individual.

This “Must meet guideline 2.3.1 and vesting in business entity is acceptable for DSCR program only.” Would not apply on this loan as the borrowing entity is an individual; they are just vesting in an LLC. - Seller-08/XX/2026
 Ready for Review-Our funding department indicates that given that this loan closed as an LLC it does not require a personal guaranty   - Seller-08/XX/2026
																									Resolved-Upon further review: Personal guarantee required when lending to entity. 4.7.3. however Note is signed by individuals. - Due Diligence Vendor-09/02/2026	Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 55.38 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 780		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	10930872
294	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-08-20 15:17	2026-08-26 14:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Rent free letter. - Due Diligence Vendor-08/XX/2026 Ready for Review-Document Uploaded. see the attached missing document - Seller-08/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Please provide rent free letter from B2. Mortgage is in B1 name only and application reflects B2 living rent free. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. see the attached missing document - Seller-08/XX/2026	Resolved-Received Rent free letter. - Due Diligence Vendor-08/26/2026	Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 55.38 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 780		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	10932064
214	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA
306	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WY	Investment	Refinance	Cash Out - Other
298	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
302	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA